Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

July 31, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS – 28.1%

Communication Services – 1.8%

CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	$710,000	$663,804
Cipher Compute LLC, 7.13%, 11/15/30(1)	335,000	342,122
CMG Media Corp., 8.88%, 06/18/29(1)	710,000	514,990
CSC Holdings LLC, 11.75%, 01/31/29(1)	405,000	232,078
CSC Holdings LLC, 4.13%, 12/01/30(1)	250,000	140,039
Directv Financing LLC, 8.88%, 02/01/30(1)	45,000	45,872
Directv Financing LLC, 8.88%, 02/01/30(1)	395,000	401,213
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(1)	9,000	9,001
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 9.25%, 06/01/32(1)	65,000	66,577
Gray Media, Inc., 9.63%, 07/15/32(1)	400,000	404,611
Gray Television, Inc., 5.38%, 11/15/31(1)	600,000	446,493
Live Nation Entertainment, Inc., 2.88%, 01/15/30	74,000	85,766
Meridian Arc Holdco LLC, 6.25%, 04/30/31(1)	140,000	134,652
Meta Platforms, Inc., 5.75%, 11/15/65	995,000	821,322
OAK-Eagle Acquireco, Inc., 8.75%, 07/01/34(1)	320,000	337,309
Playtika Holding Corp., 4.25%, 03/15/29(1)	340,000	309,222
Sinclair Television Group, Inc., 8.13%, 02/15/33(1)	470,000	482,560
Snap, Inc., 6.88%, 03/01/33(1)	305,000	298,150
Snap, Inc., 6.88%, 03/15/34(1)	170,000	164,791
Sphere Entertainment Co., 3.50%, 12/01/28	17,000	69,122
Sprint Capital Corp., 8.75%, 03/15/32	380,000	442,276
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(1)	345,000	320,804
T-Mobile USA, Inc., 5.05%, 07/15/33	96,000	93,907
Univision Communications, Inc., 8.88%, 04/15/33(1)	580,000	562,005
Verizon Communications, Inc., 6.20%, (US 5 Year CMT T- Note + 2.04%), 05/14/56(2)	755,000	739,235
Total Communication Services		8,127,921
Consumer Discretionary – 2.0%
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	50,000	50,739
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/30(1)	445,000	422,855
Churchill Downs, Inc., 6.75%, 05/01/31(1)	660,000	668,674
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/30(1)	15,000	15,389
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/32(1)	100,000	100,820
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	1,260,000	871,176
Ford Motor Co., 3.25%, 02/12/32	105,000	91,853
Ford Motor Co., 4.75%, 01/15/43	80,000	61,490
Ford Motor Credit Co. LLC, 6.05%, 11/05/31	120,000	120,726
Ford Motor Credit Co. LLC, 6.50%, 02/07/35	370,000	374,403
Gaia Purchaser, Inc., 7.63%, 07/15/33(1)	80,000	80,288
GameStop Corp., 06/15/32(3)	61,000	60,970
Hilton Domestic Operating Co., Inc., 5.50%, 09/15/31(1)	62,000	61,476
Security Description	Principal	Value
CORPORATE BONDS (continued)

Consumer Discretionary (continued)

Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/29(1)	$420,000	$407,500
Installed Building Products, Inc., 5.63%, 02/01/34(1)	10,000	9,678
LCI Industries, 3.00%, 03/01/30	112,000	123,452
Meritage Homes Corp., 3.88%, 04/15/29(1)	561,000	543,115
Murphy Oil USA, Inc., 5.88%, 06/01/34(1)	645,000	639,578
Newell Brands, Inc., 6.38%, 09/15/27	260,000	261,602
Newell Brands, Inc., 6.63%, 09/15/29	476,000	482,032
Nissan Motor Acceptance Co. LLC, 5.63%, 09/29/28(1)	425,000	422,734
Pioneer Opco LLC, 7.00%, 05/15/33(1)	80,000	80,873
Pultegroup, Inc., 4.90%, 03/01/36	770,000	736,763
Risewell Homes, Inc., 9.25%, 10/01/29(1)	375,000	380,568
Risewell Homes, Inc., 8.50%, 11/01/30(1)	40,000	40,851
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(1)	75,000	75,365
Rivian Automotive, Inc., 4.63%, 03/15/29	73,000	81,587
Saks Global Enterprises LLC, 0.00%, 12/15/29(4)	92,500	0
Stellantis Finance US, Inc., 6.45%, 03/18/35(1)	815,000	793,952
Stride, Inc., 1.13%, 09/01/27	23,000	36,536
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(1)	25,000	25,621
Wayfair LLC, 7.25%, 10/31/29(1)	5,000	5,152
Wayfair LLC, 6.75%, 11/15/32(1)	145,000	147,713
Wayfair LLC, 7.13%, 05/31/34(1)	45,000	46,261
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	645,000	634,426
WULF Compute LLC, 7.75%, 10/15/30(1)	275,000	285,962
Total Consumer Discretionary		9,242,180
Consumer Staples – 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 02/15/30(1)	790,000	754,688
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 03/31/34(1)	190,000	176,889
Chobani LLC / Chobani Finance Corp., Inc., 6.38%, 04/15/34(1)	330,000	331,124
Herbalife Ltd., 4.25%, 06/15/28	77,000	87,056
Pilgrim’s Pride Corp., 6.25%, 07/01/33	827,000	849,728
Post Holdings, Inc., 6.38%, 03/01/33(1)	575,000	566,693
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	455,000	456,751
Total Consumer Staples		3,222,929
Energy – 3.7%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/29(1)	515,000	537,609
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	180,000	179,974
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 07/01/34(1)	40,000	39,230

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Energy (continued)

Antero Resources Corp., 5.38%, 03/01/30(1)	$200,000	$200,465
APA Corp., 6.75%, 02/15/55	1,010,000	1,010,730
Ascent Resources Utica Holdings LLC / Aru Finance Corp., 6.63%, 07/15/33(1)	480,000	482,400
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual(2)(5)	495,000	483,904
Bristow Group, Inc., 6.75%, 02/01/33(1)	145,000	145,263
Buckeye Partners LP, 6.75%, 02/01/30(1)	150,000	153,771
Caturus Energy LLC, 8.50%, 02/15/30(1)	480,000	497,422
Columbia Pipelines Operating Co. LLC, 5.44%, 02/15/35(1)	415,000	413,063
DBR Land Holdings LLC, 6.25%, 12/01/30(1)	195,000	196,806
DT Midstream, Inc., 4.13%, 06/15/29(1)	105,000	102,480
DT Midstream, Inc., 4.38%, 06/15/31(1)	455,000	435,823
Energy Transfer LP, Series G, 7.13%, (US 5 Year CMT T- Note + 5.31%), perpetual(2)(5)	290,000	297,854
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(5)	555,000	555,155
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(1)	430,000	394,426
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	545,000	569,210
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 03/15/34	85,000	84,815
Gulfport Energy Operating Corp., 6.75%, 09/01/29(1)	285,000	288,853
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	385,000	405,152
HF Sinclair Corp., 6.25%, 01/15/35	800,000	821,048
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	125,000	124,835
Hilcorp Energy I LP / Hilcorp Finance Co., 7.25%, 02/15/35(1)	395,000	392,070
Kodiak Gas Services LLC, 5.88%, 04/01/31(1)	240,000	237,418
Kodiak Gas Services LLC, 6.75%, 10/01/35(1)	185,000	186,513
Liberty Energy, Inc., 03/01/31(1)(3)	61,000	53,634
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(1)	845,000	859,831
Mesquite Energy, Inc., Escrow, 0.00%, perpetual(1)(4)(5)	12,000	61
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.13%, 02/15/29(1)	20,000	20,509
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.38%, 02/15/32(1)	415,000	431,727
Occidental Petroleum Corp., 6.20%, 03/15/40	725,000	731,542
Prairie Acquiror LP, 9.00%, 08/01/29(1)	315,000	325,105
Rio Grande Lng LLC, 5.75%, 06/30/36(1)	1,100,000	1,068,486
SM Energy Co., 8.75%, 07/01/31(1)	160,000	167,358
SM Energy Co., 6.63%, 04/15/34(1)	85,000	84,528
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(1)	100,000	98,286
Solaris Energy Infrastructure, Inc., 0.25%, 10/01/31	75,000	89,016
Sunoco LP, 5.63%, 03/15/31(1)	240,000	237,020
Sunoco LP, 5.38%, 07/15/31(1)	30,000	29,444
Sunoco LP, 5.88%, 03/15/34(1)	155,000	151,806
Security Description	Principal	Value
CORPORATE BONDS (continued)

Energy (continued)

Sunoco LP, 5.63%, 07/15/34(1)	$50,000	$48,374
Tidewater, Inc., 9.13%, 07/15/30(1)	260,000	278,053
Transocean International Ltd., 8.75%, 02/15/30(1)	52,500	54,552
Transocean International Ltd., 7.88%, 10/15/32(1)	125,000	130,277
Transocean, Inc., 8.25%, 05/15/29(1)	30,000	30,946
Transocean, Inc., 8.50%, 05/15/31(1)	385,000	401,717
Validus Energy II Midcon LLC, 8.00%, 08/01/31(1)	30,000	29,885
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	125,000	115,862
Venture Global LNG, Inc., 9.00%, (US 5 Year CMT T- Note + 5.44%), perpetual(1)(2)(5)	215,000	214,274
Venture Global LNG, Inc., 9.88%, 02/01/32(1)	270,000	287,589
VoltaGrid LLC, 7.38%, 11/01/30(1)	320,000	321,781
Western Midstream Operating LP, 5.25%, 02/01/50	935,000	779,694
Williams Cos., Inc. (The), 5.15%, 03/15/34	425,000	417,122
Total Energy		16,694,768
Financials – 7.8%
Acrisure LLC / Acrisure Finance, Inc., 8.25%, 02/01/29(1)	135,000	129,551
Acrisure LLC / Acrisure Finance, Inc., 6.00%, 08/01/29(1)	530,000	479,263
Affirm Holdings, Inc., 0.75%, 12/15/29	57,000	61,843
Ally Financial, Inc., 8.00%, 11/01/31	985,000	1,087,329
American Express Co., 5.63%, (SOFR + 1.93%), 07/28/34(2)	1,365,000	1,372,913
American National Group, Inc., 7.00%, (US 5 Year CMT T- Note + 3.18%), 12/01/55(2)	110,000	105,908
Apollo Debt Solutions BDC, 6.90%, 04/13/29	305,000	311,953
Apollo Debt Solutions BDC, 5.88%, 08/30/30	370,000	363,809
Apollo Global Management, Inc., 6.00%, (US 5 Year CMT T- Note + 2.17%), 12/15/54(2)	895,000	857,366
Atlas Warehouse Lending Co. LP, 5.25%, 01/15/33(1)	1,105,000	1,069,577
Azorra Finance Ltd., 7.25%, 01/15/31(1)	280,000	288,613
Azorra Finance Ltd., 6.25%, 02/15/34(1)	145,000	142,557
Bank of America Corp., 5.52%, (SOFR + 1.74%), 10/25/35(2)	1,215,000	1,201,872
Bank of America Corp., MTN, 2.97%, (SOFR + 1.33%), 02/04/33(2)	110,000	98,202
Blackstone Private Credit Fund, 5.95%, 07/16/29	445,000	444,738
Blackstone Private Credit Fund, 5.25%, 04/01/30	370,000	357,504
Block, Inc., 6.50%, 05/15/32	475,000	480,236
Block, Inc., 6.00%, 08/15/33(1)	90,000	89,323
Blue Owl Credit Income Corp., 6.65%, 03/15/31	480,000	477,188
Blue Owl Finance LLC, 3.13%, 06/10/31	510,000	445,688
Blue Owl Finance LLC, 6.25%, 04/18/34	270,000	261,601
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	540,000	528,816

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)

Capital One Financial Corp., 2.36%, (SOFR + 1.34%), 07/29/32(2)	$345,000	$296,717
Capital One Financial Corp., 6.38%, (SOFR + 2.86%), 06/08/34(2)	360,000	375,164
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(5)	497,000	459,306
Charles Schwab Corp. (The), 6.14%, (SOFR + 2.01%), 08/24/34(2)	180,000	188,061
Citadel Finance LLC, 4.75%, 02/14/29(1)	540,000	529,598
Citadel Finance LLC, 5.15%, 02/14/31(1)	375,000	364,797
Citigroup, Inc., 3.98%, (3-Month SOFR + 1.60%), 03/20/30(2)	145,000	141,661
Citigroup, Inc., 6.27%, (SOFR + 2.34%), 11/17/33(2)	130,000	136,808
Citigroup, Inc., 6.17%, (SOFR + 2.66%), 05/25/34(2)	357,000	366,496
Citigroup, Inc., 5.17%, (SOFR + 1.49%), 09/11/36(2)	430,000	419,109
Coinbase Global, Inc., 0.25%, 04/01/30	73,000	64,949
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T- Note + 3.85%), 12/15/52(2)	315,000	318,838
Corebridge Financial, Inc., 6.38%, (US 5 Year CMT T- Note + 2.65%), 09/15/54(2)	634,000	624,438
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance, 5.95%, 09/17/30(1)	590,000	566,506
EZCORP, Inc., 3.75%, 12/15/29(1)	65,000	177,658
F&G Annuities & Life, Inc., 6.50%, 06/04/29	980,000	999,847
Focus Financial Partners LLC, 6.75%, 09/15/31(1)	560,000	556,864
Global Atlantic Fin Co., 6.75%, 03/15/54(1)	365,000	337,433
Global Atlantic Finance Co., 7.95%, 06/15/33(1)	180,000	194,639
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	185,000	185,291
Global Payments, Inc., 5.55%, 11/15/35	815,000	776,581
Goldman Sachs Group, Inc. (The), 5.33%, (SOFR + 1.55%), 07/23/35(2)	430,000	422,821
Goldman Sachs Group, Inc. (The), 6.45%, 05/01/36	130,000	135,567
Goldman Sachs Group, Inc. (The), 5.07%, (SOFR + 1.19%), 01/21/37(2)	337,000	321,096
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34	1,018,000	1,021,851
Huntington Bancshares, Inc./Oh, 5.71%, (SOFR + 1.87%), 02/02/35(2)	240,000	240,934
Huntington Bancshares, Inc./Oh, 6.14%, (US 5 Year CMT T- Note + 1.70%), 11/18/39(2)	405,000	405,797
Ion Platform Finance US, Inc. / Ion Platform Finance Sarl, 9.50%, 05/30/29(1)	230,000	217,852
J.P. Morgan Chase & Co., 5.72%, (SOFR + 2.58%), 09/14/33(2)	645,000	657,062
J.P. Morgan Chase & Co., 5.35%, (SOFR + 1.85%), 06/01/34(2)	480,000	480,851
J.P. Morgan Chase & Co., 6.25%, (SOFR + 1.81%), 10/23/34(2)	110,000	115,502
Security Description	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)

J.P. Morgan Chase & Co., 5.58%, (SOFR + 1.64%), 07/23/36(2)	$415,000	$411,262
KeyCorp., 6.40%, (SOFR + 2.42%), 03/06/35(2)	450,000	469,910
KeyCorp., MTN, 4.79%, (SOFR + 2.06%), 06/01/33(2)	100,000	96,977
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	865,000	863,054
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	675,000	670,539
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	440,000	440,053
Morgan Stanley, 6.34%, (SOFR + 2.56%), 10/18/33(2)	130,000	136,738
Morgan Stanley, 5.95%, (US 5 Year CMT T- Note + 2.43%), 01/19/38(2)	97,000	98,397
Morgan Stanley, MTN, 5.25%, (SOFR + 1.87%), 04/21/34(2)	575,000	569,601
Morgan Stanley, MTN, 5.42%, (SOFR + 1.88%), 07/21/34(2)	205,000	204,665
Nationstar Mortgage Holdings LLC, 5.75%, 11/15/31(1)	185,000	186,807
NCR Atleos Corp., 9.50%, 04/01/29(1)	77,000	81,700
Northern Trust Corp., 3.38%, (3-Month USD SOFR + 1.13%), 05/08/32(2)	635,000	627,102
Northern Trust Corp., 5.12%, (US 5 Year CMT T- Note + 1.05%), 11/19/40(2)	885,000	848,034
Omnis Funding Trust, 6.72%, 05/15/55(1)	180,000	180,370
OneMain Finance Corp., 6.13%, 05/15/30	65,000	64,637
OneMain Finance Corp., 7.13%, 11/15/31	325,000	329,558
OneMain Finance Corp., 6.75%, 03/15/32	135,000	134,515
OneMain Finance Corp., 6.50%, 03/15/33	315,000	307,735
OneMain Finance Corp., 6.75%, 09/15/33	75,000	73,885
PNC Financial Services Group, Inc. (The), 5.58%, (SOFR + 1.39%), 01/29/36(2)	645,000	648,079
PNC Financial Services Group, Inc. (The), 5.42%, (US 5 Year CMT T- Note + 1.17%), 01/25/41(2)	205,000	196,575
Prudential Financial, Inc., 5.13%, (US 5 Year CMT T- Note + 3.16%), 03/01/52(2)	99,000	96,243
Prudential Financial, Inc., 6.50%, (US 5 Year CMT T- Note + 2.40%), 03/15/54(2)	870,000	890,525
Reinsurance Group of America, Inc., 6.65%, (US 5 Year CMT T- Note + 2.39%), 09/15/55(2)	395,000	394,168
Rocket Cos., Inc., 6.38%, 08/01/33(1)	260,000	261,870
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(1)	355,000	355,744
SoFi Technologies, Inc., 1.25%, 03/15/29(1)	43,000	80,040
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(5)	430,000	439,873
State Street Corp., 6.12%, (SOFR + 1.96%), 11/21/34(2)	405,000	422,111
Truist Financial Corp., MTN, 5.12%, (SOFR + 1.85%), 01/26/34(2)	145,000	142,769
Truist Financial Corp., MTN, 5.87%, (SOFR + 2.36%), 06/08/34(2)	505,000	515,909

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)

Wells Fargo & Co., Series GG, 6.13%, (US 5 Year CMT T- Note + 2.34%), perpetual(2)(5)	$795,000	$794,966
Wells Fargo & Co., 5.39%, (SOFR + 2.02%), 04/24/34(2)	215,000	215,121
Wells Fargo & Co., 6.49%, (SOFR + 2.06%), 10/23/34(2)	475,000	504,413
WisdomTree, Inc., 4.50%, 10/01/31(1)	146,000	177,864
Total Financials		35,687,753
Health Care – 3.4%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(1)	485,000	482,235
Alignment Healthcare, Inc., 4.25%, 11/15/29	85,000	109,164
Alnylam Pharmaceuticals, Inc., 1.00%, 09/15/27	57,000	59,041
Alphatec Holdings, Inc., 0.75%, 03/15/30	23,000	22,680
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(1)	300,000	308,623
Baxter International, Inc., 3.13%, 12/01/51	1,710,000	981,707
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(1)	20,000	19,521
Bridgebio Pharma, Inc., 2.50%, 03/15/27	27,000	51,138
Bridgebio Pharma, Inc., 2.25%, 02/01/29	60,000	68,232
Centene Corp., 3.38%, 02/15/30	605,000	559,927
Charles River Laboratories International, Inc., 4.25%, 05/01/28(1)	350,000	343,622
CONMED Corp., 2.25%, 06/15/27	39,000	38,220
CVS Health Corp., 6.75%, (US 5 Year CMT T- Note + 2.52%), 12/10/54(2)	331,000	341,200
DENTSPLY Sirona, Inc., 3.25%, 06/01/30	1,190,000	1,100,810
Endo Finance Holdings LP, 8.50%, 04/15/31(1)	435,000	458,401
Enovis Corp., 3.88%, 10/15/28	80,000	79,927
Envista Holdings Corp., 1.75%, 08/15/28	71,000	70,834
Global Medical Response, Inc., 7.38%, 10/01/32(1)	240,000	244,416
Guardant Health, Inc., 1.25%, 02/15/31	50,000	134,865
Halozyme Therapeutics, Inc., 1.00%, 08/15/28	54,000	82,404
Halozyme Therapeutics, Inc., 0.88%, 11/15/32(1)	148,000	167,462
HCA, Inc., 5.50%, 06/01/33	170,000	170,825
HCA, Inc., 5.60%, 04/01/34	365,000	367,132
ICON Investments Six Designated Activity Company, 6.00%, 05/08/34	860,000	870,436
Indivior Pharmaceuticals, Inc., 0.63%, 03/15/31(1)	74,000	88,338
Innoviva, Inc., 2.13%, 03/15/28	67,000	69,722
Iqvia, Inc., 5.70%, 05/15/28	200,000	202,556
Iqvia, Inc., 6.25%, 02/01/29	320,000	328,881
iRhythm Holdings, Inc., 1.50%, 09/01/29	64,000	70,140
LifePoint Health, Inc., 5.38%, 01/15/29(1)	515,000	489,094
LifePoint Health, Inc., 9.88%, 08/15/30(1)	330,000	346,844
LifePoint Health, Inc., 10.00%, 06/01/32(1)	195,000	187,457
Ligand Pharmaceuticals, Inc., 09/15/31(1)(3)	72,000	76,635
LivaNova PLC, 2.50%, 03/15/29	58,000	77,518
Medline Borrower LP, 5.25%, 10/01/29(1)	430,000	426,286
Medline Borrower LP/Medline Co. Issuer, Inc., 6.25%, 04/01/29(1)	503,000	512,146
Security Description	Principal	Value
CORPORATE BONDS (continued)

Health Care (continued)

Medline Borrower LP/Medline Co. Issuer, Inc., 5.00%, 06/15/31(1)	$645,000	$636,514
Mirum Pharmaceuticals, Inc., 06/01/32(1)(3)	62,000	63,395
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28(1)	460,000	452,955
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 5.13%, 04/30/31(1)	95,000	94,078
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 7.88%, 05/15/34(1)	80,000	85,444
Pacira BioSciences, Inc., 2.13%, 05/15/29	71,000	71,479
Prime Healthcare Services, Inc., 9.38%, 09/01/29(1)	380,000	396,395
Royalty Pharma PLC, 5.40%, 09/02/34	750,000	745,942
Surgery Center Holdings, Inc., 7.25%, 04/15/32(1)	525,000	527,291
Tempus AI, Inc., 0.75%, 07/15/30	50,000	47,163
Tenet Healthcare Corp., 6.00%, 11/15/33(1)	385,000	386,436
Universal Health Services, Inc., 5.05%, 10/15/34	745,000	702,593
US Acute Care Solutions LLC, 9.75%, 05/15/29(1)	185,000	172,659
VSP Optical Group, Inc., 5.65%, 06/01/36(1)	1,060,000	1,052,195
Total Health Care		15,442,978
Industrials – 3.1%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	447,127	447,430
APi Group DE, Inc., 5.75%, 06/01/34(1)	185,000	181,544
Arsenal AIC Parent LLC, 11.50%, 10/01/31(1)	320,000	340,875
Aviation Capital Group LLC, 6.38%, 07/15/30(1)	315,000	327,574
Aviation Capital Group LLC, 4.88%, 01/28/33(1)	305,000	292,963
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 04/01/28(1)	175,000	172,256
Bloom Energy Corp., 11/15/30(1)(3)	36,000	50,175
Builders FirstSource, Inc., 6.38%, 03/01/34(1)	570,000	560,021
BWX Technologies, Inc., 11/01/30(1)(3)	153,000	147,824
Carpenter Technology Corp., 5.63%, 03/01/34(1)	15,000	14,807
CompoSecure Holdings LLC, 5.63%, 02/01/33(1)	5,000	4,809
CoStar Group, Inc., 2.80%, 07/15/30(1)	973,000	873,344
Delta Air Lines Through Trust, Series 2015-1, 3.63%, 07/30/27	64,996	64,208
Esab Corp., 5.63%, 04/01/31(1)	60,000	59,425
FedEx Freight Holding Co., Inc., 5.25%, 03/15/36(1)	925,000	883,064
Flowserve Corp., 5.70%, 05/15/36	245,000	239,634
Fortress Transportation And Infrastructure Investors LLC, 7.00%, 06/15/32(1)	475,000	485,395
FTAI Aviation Investors LLC, 7.00%, 05/01/31(1)	230,000	236,594
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	320,000	334,679
Granite Construction, Inc., 3.25%, 06/15/30	120,000	197,850
Granite Construction, Inc., 6.38%, 06/15/34(1)	10,000	9,996
Greenbrier Cos., Inc. (The), 2.88%, 04/15/28	72,000	81,752
Herc Holdings, Inc., 7.25%, 06/15/33(1)	110,000	113,594
Herc Holdings, Inc., 6.00%, 03/15/34(1)	250,000	245,364

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Industrials (continued)

Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	$90,000	$89,473
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	425,000	426,230
JBT Marel Corp., 0.38%, 09/15/30(1)	54,000	54,351
Knight-Swift Transportation Holdings, Inc., 1.00%, 11/15/31(1)	149,000	162,522
L3harris Technologies, Inc., 5.40%, 07/31/33	525,000	527,903
LBM Acquisition LLC, 6.25%, 01/15/29(1)	625,000	403,605
Madison IAQ LLC, 5.88%, 06/30/29(1)	355,000	355,227
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	605,000	616,836
Neptune Bidco US, Inc., 10.38%, 05/15/31(1)	40,000	41,914
Science Applications International Corp., 4.88%, 04/01/28(1)	80,000	78,916
Science Applications International Corp., 5.88%, 11/01/33(1)	285,000	279,313
Sempra Global, 3.25%, 01/15/32(1)	233,000	205,634
Standard Building Solutions, Inc., 6.50%, 08/15/32(1)	165,000	165,472
Standard Building Solutions, Inc., 5.88%, 03/15/34(1)	285,000	273,984
Stanley Black & Decker, Inc., 6.71%, (US 5 Year CMT T- Note + 2.66%), 03/15/60(2)	695,000	690,533
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/30(1)	460,000	480,992
Synergy Infrastructure Holdings LLC, 7.00%, 07/15/34(1)	45,000	45,426
TransDigm, Inc., 6.63%, 03/01/32(1)	400,000	407,192
TransDigm, Inc., 6.00%, 01/15/33(1)	265,000	265,286
TransDigm, Inc., 6.13%, 07/31/34(1)	105,000	103,952
Uber Technologies, Inc., 05/15/28(3)	60,000	67,230
Uber Technologies, Inc., 0.88%, 12/01/28	55,000	64,914
United Airlines Holdings, Inc., 4.88%, 03/01/29	360,000	355,388
United Airlines Holdings, Inc., 5.38%, 03/01/31	30,000	29,644
United Airlines Pass-Through Trust, Class A, Series 2023-1, 5.80%, 01/15/36	321,559	328,801
United Airlines Pass-Through Trust, Series 2024-1 AA, 5.45%, 02/15/37	291,321	292,725
Veralto Corp., 5.45%, 09/18/33	670,000	675,904
WESCO Distribution, Inc., 6.63%, 03/15/32(1)	60,000	61,289
WESCO Distribution, Inc., 5.50%, 04/15/34(1)	210,000	204,531
White Capital Supply Holdings LLC, 7.38%, 11/15/30(1)	120,000	120,996
Total Industrials		14,241,360
Information Technology – 2.0%
Advanced Energy Industries, Inc., 05/15/31(1)(3)	162,000	158,112
Akamai Technologies, Inc., 0.38%, 09/01/27	39,000	46,468
Akamai Technologies, Inc., 05/15/30(1)(3)	76,000	71,136
Akamai Technologies, Inc., 0.25%, 05/15/33	46,000	65,941
Alarm.com Holdings, Inc., 2.25%, 06/01/29	72,000	70,842
Amkor Technology, Inc., 07/15/31(1)(3)	62,000	57,644
BlackLine, Inc., 1.00%, 06/01/29	109,000	101,642
Booz Allen Hamilton, Inc., 5.95%, 08/04/33	515,000	512,333
Box, Inc., 1.50%, 09/15/29	88,000	91,564
Security Description	Principal	Value
CORPORATE BONDS (continued)

Information Technology (continued)

Broadcom, Inc., 3.14%, 11/15/35	$600,000	$487,983
Cloud Software Group LLC, 9.00%, 09/30/29(1)	630,000	617,817
Cloudflare, Inc., 06/15/30(3)	42,000	58,228
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	295,000	295,507
CoreWeave, Inc., 1.75%, 12/01/31(1)	34,000	32,110
CoreWeave, Inc., 9.63%, 07/15/32(1)	130,000	116,517
Foundry Jv Holdco LLC, 5.88%, 01/25/34(1)	480,000	476,990
Gartner, Inc., 3.75%, 10/01/30(1)	1,015,000	924,320
Guidewire Software, Inc., 1.25%, 11/01/29	54,000	54,864
HUT 8 DC LLC, 6.19%, 11/15/42(1)	660,000	642,109
Insight Enterprises, Inc., 6.63%, 05/15/32(1)	335,000	337,167
Lumentum Holdings, Inc., 0.38%, 03/15/32(1)	51,000	198,599
MACOM Technology Solutions Holdings, Inc., 12/15/29(3)	82,000	133,332
MKS, Inc., 1.25%, 06/01/30	46,000	94,358
ON Semiconductor Corp., 05/01/27(3)	17,000	27,063
Onto Innovation, Inc., 06/01/31(1)(3)	68,000	73,928
Oracle Corp., 6.25%, 11/09/32	400,000	397,092
Oracle Corp., 5.50%, 08/03/35	245,000	225,047
Oracle Corp., 5.55%, 02/06/53	120,000	90,211
OSI Systems, Inc., 2.25%, 08/01/29	87,000	117,333
Progress Software Corp., 3.50%, 03/01/30	143,000	142,492
Rocket Software, Inc., 9.00%, 11/28/28(1)	590,000	584,446
Rubrik, Inc., 06/15/30(3)	170,000	168,895
Seagate HDD Cayman, 3.50%, 06/01/28	4,000	41,442
Semtech Corp., 10/15/30(1)(3)	21,000	31,080
SiTime Corp., 06/15/31(3)	39,000	37,362
Snowflake, Inc., 10/01/27(3)	128,000	243,679
Snowflake, Inc., 10/01/29(3)	120,000	238,008
Sopaipilla Investor LLC, 7.53%, 11/30/48(1)	280,000	290,409
Strategy, Inc., 0.63%, 03/15/30	18,000	18,846
Terawulf, Inc., 1.00%, 09/01/31(1)	19,000	31,467
Unity Software, Inc., 03/15/30(3)	54,000	64,058
Varonis Systems, Inc., 1.00%, 09/15/29	126,000	120,488
Viavi Solutions, Inc., 0.63%, 03/01/31(1)	43,000	120,588
Western Digital Corp., 3.00%, 11/15/28	21,000	302,005
Total Information Technology		9,011,522
Materials – 1.4%
Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)(4)	305,000	2,287
Bayport Polymers LLC, 5.14%, 04/14/32(1)	455,000	444,960
Bond US Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 7.13%, 06/15/33(1)	260,000	261,766
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(1)	550,000	556,971
Eagle Materials, Inc., 5.00%, 03/15/36	475,000	448,405
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	101,000	101,011
Jh North America Holdings, Inc., 6.13%, 07/31/32(1)	650,000	651,135
LSB Industries, Inc., 6.25%, 10/15/28(1)	985,000	985,773
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/30(1)	330,000	327,355
MP Materials Corp., 3.00%, 03/01/30(1)	12,000	24,539
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	85,000	85,601
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(1)	305,000	298,438

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Materials (continued)

Westlake Corp., 5.55%, 11/15/35	$845,000	$820,795
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	430,000	447,934
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	700,000	643,228
WS Escrow LLC, 7.75%, 06/01/33(1)	40,000	41,410
Total Materials		6,141,608
Real Estate – 0.4%
Forestar Group, Inc., 6.50%, 03/15/33(1)	420,000	421,173
Healthcare Realty Holdings LP, 3.00%, 01/15/32(1)	170,000	178,330
Iron Mountain, Inc., 6.25%, 01/15/33(1)	390,000	391,793
Iron Mountain, Inc., 6.25%, 01/15/35(1)	325,000	321,316
Millrose Properties, Inc., 6.25%, 09/15/32(1)	275,000	275,048
Pebblebrook Hotel Trust, 1.63%, 01/15/30(1)	101,000	133,471
Welltower OP LLC, 2.75%, 05/15/28(1)	76,000	185,934
Welltower OP LLC, 3.13%, 07/15/29(1)	48,000	88,608
Total Real Estate		1,995,673
Utilities – 1.8%
AES Corp. (The), 7.60%, (US 5 Year CMT T- Note + 3.20%), 01/15/55(2)	285,000	289,968
Alpha Generation LLC, 6.25%, 01/15/34(1)	290,000	283,558
Black Hills Corp., 6.15%, 05/15/34	405,000	419,276
CenterPoint Energy, Inc., 3.00%, 08/01/28(1)	116,000	121,017
CenterPoint Energy, Inc., 2.88%, 05/15/29(1)	140,000	138,957
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(2)	370,000	360,127
Dominion Energy, Inc., Series B, 7.00%, (US 5 Year CMT T- Note + 2.51%), 06/01/54(2)	180,000	187,896
Dominion Energy, Inc., 6.20%, (US 5 Year CMT T- Note + 2.01%), 02/15/56(2)	655,000	645,127
Entergy Corp., 7.13%, (US 5 Year CMT T- Note + 2.67%), 12/01/54(2)	475,000	487,242
Evergy, Inc., 4.50%, 12/15/27	62,000	84,370
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	680,000	663,907
KeySpan Gas East Corp., 5.99%, 03/06/33(1)	546,000	562,264
Nextera Energy Capital Holdings, Inc., 6.50%, (US 5 Year CMT T- Note + 1.98%), 08/15/55(2)	750,000	755,310
NextEra Energy Capital Holdings, Inc., 3.00%, 03/01/27	67,000	86,966
NRG Energy, Inc., 7.00%, 03/15/33(1)	651,000	693,432
NRG Energy, Inc., 6.13%, 05/15/36(1)	185,000	182,714
PG&E Corp., 4.25%, 12/01/27	52,000	53,391
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(1)	255,000	240,427
Puget Energy, Inc., 4.22%, 03/15/32	275,000	261,439
Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.50%, 12/15/35(1)	420,000	405,073
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(5)	51,000	51,262
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	310,000	320,380
Vistra Operations Co. LLC, 5.70%, 12/30/34(1)	425,000	419,590
XPLR Infrastructure Operating Partners LP, 7.75%, 04/15/34(1)	240,000	251,471
Security Description	Principal	Value
CORPORATE BONDS (continued)

Utilities (continued)

Total Utilities		$7,965,164
Total Corporate Bonds
(Cost $129,114,243)		127,773,856
FOREIGN BONDS – 22.4%†
Communication Services – 0.3%
Altice Financing SA, 5.00%, 01/15/28 (Luxembourg)(1)	565,000	355,950
Altice France SA, 6.88%, 10/15/30 (France)(1)	762,196	744,826
Altice France SA, 6.50%, 04/15/32 (France)(1)	152,439	147,659
IHS Holding Ltd., 8.25%, 11/29/31 (Nigeria)(1)	120,000	125,552
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32 (Turkey)(1)	50,000	51,462
Veon Midco BV, 6.95%, 06/01/31 (Pakistan)(1)	108,000	107,325
Total Communication Services		1,532,774
Consumer Discretionary – 0.7%
A&K Travel Group Holdings Ltd., 7.50%, 05/15/33 (United Kingdom)(1)	160,000	159,362
Ashtead Capital, Inc., 5.80%, 04/15/34 (United Kingdom)(1)	540,000	542,710
Flutter Treasury DAC, 5.88%, 06/04/31 (United Kingdom)(1)	720,000	709,611
Forvia Se, 6.75%, 09/15/33 (France)(1)	360,000	358,423
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Hong Kong)(1)	200,000	193,487
Ontario Gaming GTA LP/OTG Co. Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	390,000	390,301
Opal Bidco SAS, 6.50%, 03/31/32 (France)(1)	35,000	35,221
Sodexo, Inc., 5.80%, 08/15/35 (France)(1)	615,000	615,771
Total Consumer Discretionary		3,004,886
Consumer Staples – 0.4%
Alimentation Couche-Tard, Inc., 5.08%, 09/29/35 (Canada)(1)	785,000	758,789
Froneri Lux FinCo Sarl, 6.00%, 08/01/32 (United Kingdom)(1)	555,000	542,854
Imperial Brands Finance PLC, 5.63%, 07/01/35 (United Kingdom)(1)	645,000	638,368
Total Consumer Staples		1,940,011
Energy – 1.4%
Azule Energy Finance PLC, 8.13%, 01/23/30 (Angola)(1)	125,000	126,972
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 01/24/33 (El Salvador)(1)	111,000	119,325
Constellation Oil Services Holding SA, 9.38%, 11/07/29 (Brazil)(1)	88,000	92,840

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Energy (continued)

Constellation Oil Services Holding SA, 7.70%, 08/03/33 (Brazil)(1)	$80,000	$80,400
Coronado Finance Pty Ltd., 9.25%, 10/01/29 (Australia)(1)	480,000	403,922
Ecopetrol SA, 4.63%, 11/02/31 (Colombia)	128,000	116,793
Enbridge, Inc., 8.50%, (US 5 Year CMT T- Note + 4.43%), 01/15/84 (Canada)(2)	235,000	265,675
FS Luxembourg Sarl, 8.63%, 06/25/33 (Brazil)(1)	215,000	204,734
Geopark Ltd., 8.75%, 01/31/30 (Colombia)(1)	87,000	88,482
Green Palm Bidco Sarl, 5.96%, 06/30/41 (Saudi Arabia)(1)	430,000	421,922
Harbour Energy PLC, 6.33%, 04/01/35 (United Kingdom)(1)	925,000	932,222
Pertamina Persero PT, 6.45%, 05/30/44 (Indonesia)(1)	350,000	341,688
Petroleos del Peru SA, 4.75%, 06/19/32 (Peru)	260,000	224,445
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)	434,000	343,538
Petroleos Mexicanos, 7.69%, 01/23/50 (Mexico)	370,000	331,872
Petroleos Mexicanos, 6.95%, 01/28/60 (Mexico)	424,000	342,315
Petronas Capital Ltd., 5.85%, 04/03/55 (Malaysia)(1)	668,000	655,338
Seadrill Finance Ltd., 6.75%, 07/15/34 (Norway)(1)	95,000	91,408
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, (US 5 Year CMT T- Note + 3.67%), 03/01/55 (Canada)(2)	505,000	533,232
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34 (Canada)	140,000	137,595
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	110,000	110,092
TransCanada PipeLines Ltd., 6.38%, (US 5 Year CMT T- Note + 2.12%), 10/17/56 (Canada)(2)	80,000	80,282
YPF SA, 9.50%, 01/17/31 (Argentina)(1)	100,800	107,171
Total Energy		6,152,263
Financials – 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.95%, (US 5 Year CMT T- Note + 2.72%), 03/10/55 (Ireland)(2)	150,000	153,519
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, (US 5 Year CMT T- Note + 2.44%), 01/31/56 (Ireland)(2)	240,000	241,342
Security Description	Principal	Value
FOREIGN BONDS (continued)

Financials (continued)

Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.00%, 05/21/30 (Luxembourg)(1)	$520,000	$530,154
Allianz SE, 6.35%, (US 5 Year CMT T- Note + 3.23%), 09/06/53 (Germany)(1)(2)	205,000	211,569
Allianz SE, 5.60%, (US 5 Year CMT T- Note + 2.77%), 09/03/54 (Germany)(1)(2)	180,000	178,237
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (United Kingdom)(1)	15,000	14,936
Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	195,000	181,281
Avilease Capital Ltd., 4.75%, 11/12/30 (Saudi Arabia)(1)	391,000	378,253
Avilease Capital Ltd., 5.50%, 06/30/31 (Saudi Arabia)(1)	755,000	751,697
Banco de Credito del Peru SA, 6.45%, (US 5 Year CMT T- Note + 2.49%), 07/30/35 (Peru)(1)(2)	230,000	234,370
Banco de Credito e Inversiones SA, 7.50%, (US 5 Year CMT T- Note + 3.77%), perpetual (Chile)(1)(2)(5)	100,000	104,595
Banco Mercantil del Norte SA, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual (Mexico)(1)(2)(5)	113,000	107,406
Banco Mercantil del Norte SA/Grand Cayman, 5.88%, (US 5 Year CMT T- Note + 4.64%), perpetual (Mexico)(1)(2)(5)	116,000	115,500
Barclays, 7.44%, (US 1 Year CMT T- Note + 3.50%), 11/02/33 (United Kingdom)(2)	465,000	512,813
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.13%, (US 5 Year CMT T- Note + 2.65%), 01/18/33 (Mexico)(1)(2)	163,000	159,562
BPCE SA, 7.00%, (SOFR + 2.59%), 10/19/34 (France)(1)(2)	315,000	336,580
BPCE SA, 6.51%, (SOFR + 2.79%), 01/18/35 (France)(1)(2)	410,000	419,668
BPCE SA, 6.92%, (SOFR + 2.61%), 01/14/46 (France)(1)(2)	70,000	70,015
Brookfield Asset Management Ltd., 5.80%, 04/24/35 (Canada)	680,000	680,615
Deutsche Bank AG/New York NY, 5.06%, (SOFR + 1.41%), 04/14/32 (Germany)(2)	640,000	632,549

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Financials (continued)

Eldik Bank OAO, 8.50%, 04/23/31 (Kyrgyzstan)(1)	$604,000	$604,882
National Australia Bank Ltd., 5.63%, (US 1 Year CMT T- Note + 1.18%), 06/04/37 (Australia)(1)(2)	1,065,000	1,041,102
Natwest Group PLC, 6.48%, (US 5 Year CMT T- Note + 2.20%), 06/01/34 (United Kingdom)(2)	435,000	447,994
Nippon Life Insurance Co., 6.25%, (US 5 Year CMT T- Note + 2.95%), 09/13/53 (Japan)(1)(2)	200,000	205,107
Nippon Life Insurance Co., 6.50%, (US 5 Year CMT T- Note + 3.19%), 04/30/55 (Japan)(1)(2)	345,000	355,663
Societe Generale SA, 6.07%, (US 1 Year CMT T- Note + 2.10%), 01/19/35 (France)(1)(2)	380,000	385,530
Sumitomo Life Insurance Co., 5.88%, (US 5 Year CMT T- Note + 2.65%), 09/10/55 (Japan)(1)(2)	590,000	582,118
Toronto-Dominion Bank (The), 8.13%, (US 5 Year CMT T- Note + 4.08%), 10/31/82 (Canada)(2)	775,000	799,033
UBS Group AG, 7.00%, (5-Year USD SOFR + 3.32%), perpetual (Switzerland)(1)(2)(5)	530,000	527,419
UBS Group AG, 4.99%, (US 1 Year CMT T- Note + 2.40%), 08/05/33 (Switzerland)(1)(2)	650,000	638,913
Total Financials		11,602,422
Government – 14.7%
Angolan Government International Bond, 9.24%, 01/15/31 (Angola)(1)	154,000	161,549
Angolan Government International Bond, 8.75%, 04/14/32 (Angola)(1)	294,000	300,627
Angolan Government International Bond, 9.88%, 10/15/35 (Angola)(1)	372,000	391,837
Angolan Government International Bond, 9.88%, 03/31/37 (Angola)(1)	460,000	478,267
Argentine Republic Government International Bond, 0.75%, 07/09/30 (Argentina)(6)	345,600	302,314
Argentine Republic Government International Bond, 4.13%, 07/09/35 (Argentina)(6)	935,000	741,455
Argentine Republic Government International Bond, 3.50%, 07/09/41 (Argentina)(6)	292,000	216,518
Security Description	Principal		Value
FOREIGN BONDS (continued)

Government (continued)

Argentine Republic Government International Bond, 4.13%, 07/09/46 (Argentina)(6)		$1,380,000	$1,026,720
Bahrain Government International Bond, 7.38%, 05/14/30 (Bahrain)(1)		436,000	432,621
Bahrain Government International Bond, 5.63%, 05/18/34 (Bahrain)(1)		222,000	195,209
Bahrain Government International Bond, 7.13%, 06/10/36 (Bahrain)(1)		572,000	542,067
Bahrain Government International Bond, 7.50%, 07/07/37 (Bahrain)(1)		131,000	127,299
Bahrain Government International Bond, 6.63%, 10/06/37 (Bahrain)(1)		426,000	384,469
Bahrain Government International Bond, 7.10%, 02/03/38 (Bahrain)(1)		210,000	195,926
Benin Government International Bond, 7.96%, 02/13/38 (Benin)(1)		260,000	269,702
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/29 (Brazil)	BRL	7,310,000	1,334,037
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/31 (Brazil)	BRL	7,260,000	1,242,248
Brazilian Government International Bond, 6.00%, 10/20/33 (Brazil)		392,000	390,091
Brazilian Government International Bond, 6.63%, 03/15/35 (Brazil)		722,000	730,534
Brazilian Government International Bond, 6.25%, 05/22/36 (Brazil)		1,085,000	1,053,535
Bulgaria Government International Bond, 5.00%, 03/05/37 (Bulgaria)		66,000	63,038
Chile Government International Bond, 3.50%, 01/31/34 (Chile)		161,000	143,129
Chile Government International Bond, 4.95%, 01/05/36 (Chile)		1,102,000	1,064,940
Chile Government International Bond, 5.65%, 01/13/37 (Chile)		220,000	222,741
Chile Government International Bond, 3.10%, 05/07/41 (Chile)		409,000	299,490
Colombia Government International Bond, 7.38%, 04/25/30 (Colombia)		332,000	348,557
Colombia Government International Bond, 7.50%, 02/02/34 (Colombia)		1,238,000	1,301,509
Colombia Government International Bond, 7.75%, 11/07/36 (Colombia)		163,000	174,566

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal		Value
FOREIGN BONDS (continued)

Government (continued)

Colombia Government International Bond, 8.75%, 11/14/53 (Colombia)		$82,000	$93,500
Congolese International Bond, 9.50%, 05/26/36 (Congo)		365,000	348,542
Costa Rica Government International Bond, 6.55%, 04/03/34 (Costa Rica)(1)		414,000	435,473
Czech Republic Government Bond, Series 138, 1.75%, 06/23/32 (Czech Republic)	CZK	62,770,000	2,560,001
Dominican Republic International Bond, 5.88%, 10/28/35 (Dominican Republic)(1)		291,000	281,633
Dominican Republic International Bond, 6.95%, 03/15/37 (Dominican Republic)(1)		325,000	334,425
Dominican Republic International Bond, 6.95%, 03/15/37 (Dominican Republic)		1,377,000	1,416,933
Eagle Funding Luxco Sarl, 5.50%, 08/17/30 (Mexico)(1)		393,000	392,803
Ecuador Government International Bond, 6.90%, 07/31/35 (Ecuador)(6)		711,000	642,133
Ecuador Government International Bond, 9.25%, 01/29/39 (Ecuador)(1)		736,000	734,160
Ecuador Government International Bond, 5.50%, 07/31/40 (Ecuador)(6)		659,000	533,184
Egypt Government International Bond, 5.88%, 02/16/31 (Egypt)(1)		388,000	372,868
Egypt Government International Bond, 7.05%, 01/15/32 (Egypt)(1)		684,000	675,399
Egypt Government International Bond, 6.88%, 04/30/40 (Egypt)(1)		233,000	215,049
Egypt Government International Bond, 8.50%, 01/31/47 (Egypt)(1)		354,000	333,468
Egypt Government International Bond, 8.75%, 09/30/51 (Egypt)(1)		405,000	386,167
El Salvador Government International Bond, 7.63%, 02/01/41 (El Salvador)		220,000	222,820
Ethiopia International Bond, 6.63%, 12/11/26 (Ethiopia)(1)(7)		71,000	76,733
Gabon Government International Bond, 6.63%, 02/06/31 (Gabon)(1)		469,000	415,586
Ghana Government International Bond, 5.12%, 01/03/30 (Ghana)(3)		7,052	6,198
Ghana Government International Bond, 5.00%, 07/03/35 (Ghana)(6)		253,600	232,825
Security Description	Principal		Value
FOREIGN BONDS (continued)

Government (continued)

Guatemala Government Bond, 6.25%, 08/15/36 (Guatemala)		$131,000	$133,227
Hungary Government International Bond, 6.25%, 09/22/32 (Hungary)(1)		301,000	314,753
Hungary Government International Bond, 5.50%, 06/16/34 (Hungary)(1)		275,000	274,853
Hungary Government International Bond, 6.00%, 09/26/35 (Hungary)(1)		510,000	519,899
Hungary Government International Bond, 5.50%, 03/26/36 (Hungary)(1)		916,000	899,622
Indonesia Government International Bond, 4.55%, 01/11/28 (Indonesia)		200,000	200,424
Indonesia Government International Bond, 2.85%, 02/14/30 (Indonesia)		218,000	202,604
Indonesia Government International Bond, 5.60%, 01/15/35 (Indonesia)		1,269,000	1,268,975
Indonesia Government International Bond, 5.69%, 05/29/36 (Indonesia)		483,000	481,237
Indonesia Government International Bond, 5.10%, 02/10/54 (Indonesia)		60,000	51,666
Indonesia Government International Bond, 3.20%, 09/23/61 (Indonesia)		68,000	38,799
Ivory Coast Government International Bond, 8.08%, 04/01/36 (Ivory Coast)(1)		28,000	29,855
Ivory Coast Government International Bond, 8.25%, 01/30/37 (Ivory Coast)(1)		127,000	137,432
Kazakhstan Government International Bond, 4.41%, 10/28/30 (Kazakhstan)(1)		476,000	465,239
Kazakhstan Government International Bond, 5.50%, 07/01/37 (Kazakhstan)(1)		634,000	630,589
Ksa Ijarah Sukuk Ltd., 4.88%, 09/09/35 (Saudi Arabia)(1)		248,000	238,980
Kuwait International Government Bond, 5.16%, 07/29/31 (Kuwait)(1)		771,000	770,052
Lebanon Government International Bond, EMTN, 6.10%, 10/04/26 (Lebanon)(7)		946,000	252,606
Malaysia Government Bond, Series 220, 2.63%, 04/15/31 (Malaysia)	MYR	10,840,000	2,552,523
Mexican Bonos, Series M, 8.50%, 05/31/29 (Mexico)	MYR	31,890,000	1,867,170
Mexican Bonos, Series M, 7.75%, 11/13/42 (Mexico)	MYR	13,000,000	633,083

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Government (continued)

Mexico Government International Bond, 5.85%, 07/02/32 (Mexico)	$465,000	$466,195
Mexico Government International Bond, 5.38%, 03/22/33 (Mexico)	433,000	418,191
Mexico Government International Bond, 3.50%, 02/12/34 (Mexico)	126,000	105,777
Mexico Government International Bond, 6.25%, 08/27/37 (Mexico)	731,000	713,639
Mexico Government International Bond, 6.63%, 01/29/38 (Mexico)	194,000	193,224
Mexico Government International Bond, 3.77%, 05/24/61 (Mexico)	248,000	141,236
Mexico Government International Bond, 3.75%, 04/19/71 (Mexico)	1,248,000	678,912
Nigeria Government International Bond, 9.63%, 06/09/31 (Nigeria)(1)	190,000	212,087
Nigeria Government International Bond, 7.38%, 09/28/33 (Nigeria)(1)	198,000	202,934
Nigeria Government International Bond, 10.38%, 12/09/34 (Nigeria)(1)	499,000	595,906
Nigeria Government International Bond, 8.63%, 01/13/36 (Nigeria)(1)	110,000	119,927
Nigeria Government International Bond, 9.13%, 01/13/46 (Nigeria)(1)	179,000	198,421
Oman Government International Bond, 6.25%, 01/25/31 (Oman)(1)	562,000	583,506
Oman Government International Bond, 6.50%, 03/08/47 (Oman)(1)	851,000	868,390
Oman Government International Bond, 6.75%, 01/17/48 (Oman)(1)	297,000	309,881
Pakistan Government International Bond, 7.38%, 04/08/31 (Pakistan)(1)	210,000	206,519
Panama Government International Bond, 5.23%, 02/23/34 (Panama)	519,000	501,873
Panama Government International Bond, 6.70%, 01/26/36 (Panama)	161,000	169,412
Panama Government International Bond, 5.66%, 02/23/38 (Panama)	522,000	508,794
Peruvian Government International Bond, 2.78%, 01/23/31 (Peru)	96,000	87,963
Security Description	Principal	Value
FOREIGN BONDS (continued)

Government (continued)

Peruvian Government International Bond, 5.38%, 02/08/35 (Peru)	$946,000	$934,648
Petroleos de Venezuela SA, 9.00%, 11/17/26 (Venezuela)(7)	2,285,000	995,403
Philippine Government International Bond, 5.50%, 02/04/35 (Philippines)	322,000	322,518
Philippine Government International Bond, 4.75%, 03/05/35 (Philippines)	400,000	379,352
Philippine Government International Bond, 5.33%, 06/24/36 (Philippines)	100,000	98,041
Philippine Government International Bond, 5.75%, 01/27/51 (Philippines)	215,000	203,026
Port of Spain, 7.88%, 02/19/40 (Trinidad & Tobago)	216,533	224,112
Republic of Cameroon International Bond, 9.50%, 07/31/31 (Cameroon)	422,000	422,000
Republic of Kenya Government International Bond, 7.88%, 10/09/33 (Kenya)(1)	175,000	171,418
Republic of Kenya Government International Bond, 7.88%, 02/26/34 (Kenya)(1)	155,000	150,344
Republic of Kenya Government International Bond, 9.50%, 03/05/36 (Kenya)(1)	68,000	70,328
Republic of Kenya Government International Bond, 8.70%, 02/26/39 (Kenya)(1)	324,000	312,226
Republic of Poland Government International Bond, 5.13%, 09/18/34 (Poland)	172,000	169,809
Republic of Poland Government International Bond, 5.38%, 02/12/35 (Poland)	675,000	673,981
Republic of Poland Government International Bond, 5.38%, 04/14/36 (Poland)	450,000	444,573
Republic of Poland Government International Bond, 5.50%, 04/04/53 (Poland)	65,000	58,460
Republic of Poland Government International Bond, 5.50%, 03/18/54 (Poland)	195,000	175,053
Republic of Senegal International Bond, 7.75%, 06/10/31 (Senegal)	326,000	175,893
Republic of South Africa Government Bond, 8.75%, 02/28/48 (South Africa)	44,700,000	2,568,157
Republic of South Africa Government International Bond, 6.13%, 12/11/37 (South Africa)(1)	251,000	240,464

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Government (continued)

Republic of South Africa Government International Bond, 5.38%, 07/24/44 (South Africa)	$78,000	$63,863
Republic of South Africa Government International Bond, 5.65%, 09/27/47 (South Africa)	1,040,000	848,370
Republic of South Africa Government International Bond, 7.95%, 11/19/54 (South Africa)(1)	708,000	736,143
Republic of Uzbekistan International Bond, 6.90%, 02/28/32 (Uzbekistan)(1)	210,000	222,348
Romanian Government International Bond, 5.88%, 01/30/29 (Romania)(1)	142,000	143,137
Romanian Government International Bond, 5.75%, 09/16/30 (Romania)(1)	430,000	430,118
Romanian Government International Bond, 7.13%, 01/17/33 (Romania)(1)	270,000	284,496
Romanian Government International Bond, 6.38%, 01/30/34 (Romania)(1)	475,000	475,785
Romanian Government International Bond, 6.00%, 05/25/34 (Romania)(1)	387,000	378,316
Romanian Government International Bond, 5.75%, 03/24/35 (Romania)(1)	166,000	158,784
Romanian Government International Bond, 5.75%, 07/04/36 (Romania)(1)	196,000	185,111
Saudi Government International Bond, 4.88%, 07/18/33 (Saudi Arabia)(1)	386,000	376,512
Saudi Government International Bond, 5.63%, 01/13/35 (Saudi Arabia)(1)	770,000	782,131
Saudi Government International Bond, 4.88%, 01/12/36 (Saudi Arabia)(1)	517,000	494,205
Saudi Government International Bond, 3.75%, 01/21/55 (Saudi Arabia)(1)	725,000	473,875
Serbia International Bond, 6.00%, 06/12/34 (Serbia)(1)	177,000	177,538
Serbia International Bond, 5.50%, 05/06/36 (Serbia)(1)	556,000	531,514
Sri Lanka Government International Bond, 3.60%, 06/15/35 (Sri Lanka)(1)(6)	455,787	376,412
Suriname Government International Bond, 8.50%, 11/06/35 (Suriname)(1)	288,000	311,201
Security Description	Principal	Value
FOREIGN BONDS (continued)

Government (continued)

Trinidad & Tobago Government International Bond, 6.40%, 06/26/34 (Trinidad & Tobago)(1)	$2,000	$2,030
Trinidad & Tobago Government International Bond, 6.50%, 01/28/36 (Trinidad & Tobago)(1)	106,000	107,611
Turkey Government International Bond, 7.63%, 04/26/29 (Turkey)	150,000	155,529
Turkey Government International Bond, 5.75%, 05/11/47 (Turkey)	215,000	166,586
Turkiye Government International Bond, 6.38%, 05/22/31 (Turkey)	175,000	172,078
Turkiye Government International Bond, 7.13%, 02/12/32 (Turkey)	235,000	237,416
Turkiye Government International Bond, 7.25%, 05/29/32 (Turkey)	152,000	153,906
Turkiye Government International Bond, 6.30%, 03/14/33 (Turkey)	117,000	112,419
Turkiye Government International Bond, 7.63%, 05/15/34 (Turkey)	1,073,000	1,103,763
Turkiye Government International Bond, 6.50%, 01/03/35 (Turkey)	731,000	699,004
Turkiye Government International Bond, 6.95%, 09/16/35 (Turkey)	253,000	247,535
Turkiye Government International Bond, 6.63%, 02/17/45 (Turkey)	214,000	187,939
Ukraine Government International Bond, 4.50%, 02/01/29 (Ukraine)(6)	14,422	12,275
Ukraine Government International Bond, 4.50%, 02/01/29 (Ukraine)(1)(6)	159,422	135,684
Ukraine Government International Bond, 12.46%, 02/01/30 (Ukraine)(1)(6)	2,626	1,922
Ukraine Government International Bond, 12.46%, 02/01/30 (Ukraine)(6)	2,626	1,922
Ukraine Government International Bond, 4.00%, 02/01/32 (Ukraine)(6)	781,900	649,134
Ukraine Government International Bond, 4.00%, 02/01/32 (Ukraine)(1)(6)	474,000	394,534
Ukraine Government International Bond, 9.83%, 02/01/34 (Ukraine)(6)	155,813	89,242

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Government (continued)

Ukraine Government International Bond, 4.50%, 02/01/35 (Ukraine)(1)(6)	$4,825	$3,327
Ukraine Government International Bond, 8.84%, 02/01/35 (Ukraine)(6)	968,000	579,740
Ukraine Government International Bond, 4.50%, 02/01/36 (Ukraine)(1)(6)	4,403	3,018
Ukraine Government International Bond, 4.50%, 02/01/36 (Ukraine)(6)	2,403	1,647
Uruguay Government International Bond, 5.10%, 06/18/50 (Uruguay)	614,000	544,925
Uzbekneftegaz JSC, 8.75%, 05/07/30 (Uzbekistan)(1)	227,000	243,125
Venezuela Government International Bond, 12.75%, 08/23/22 (Venezuela)(7)	800,000	447,400
Venezuela Government International Bond, 11.75%, 10/21/26 (Venezuela)	225,000	124,425
Zambia Government International Bond, 5.75%, 06/30/33 (Zambia)(1)(6)	142,321	139,365
Total Government		67,048,436
Health Care – 0.5%
180 Medical, Inc., 5.30%, 10/08/35 (United Kingdom)(1)	955,000	916,146
Genmab A/S/Genmab Finance LLC, 6.25%, 12/15/32 (Denmark)(1)	20,000	20,196
Genmab A/S/Genmab Finance LLC, 7.25%, 12/15/33 (Denmark)(1)	30,000	30,963
Grifols SA, 4.75%, 10/15/28 (Spain)(1)	490,000	478,417
Smith & Nephew PLC, 5.40%, 03/20/34 (United Kingdom)	595,000	589,463
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	32,000	31,882
Total Health Care		2,067,067
Industrials – 0.8%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29 (India)(1)	220,000	213,178
British Airways Pass-Through Trust, Class A, Series 2021-1, 2.90%, 03/15/35 (United Kingdom)(1)	949,110	862,404
Cimpress PLC, 7.38%, 09/15/32 (Ireland)(1)	590,000	592,433
Garda World Security Corp., 8.38%, 11/15/32 (Canada)(1)	400,000	406,757
Limak Yenilenebilir Enerji As, 9.63%, 08/12/30 (Turkey)(1)	50,000	49,520
Security Description	Principal	Value
FOREIGN BONDS (continued)

Industrials (continued)

Movida Europe SA, 9.70%, 10/11/33 (Brazil)(1)	$173,000	$163,658
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30 (Ireland)(1)	770,000	797,849
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Switzerland)(1)	660,000	670,840
Total Industrials		3,756,639
Materials – 0.7%
B2Gold Corp., 2.75%, 02/01/30 (Canada)(1)	87,000	122,126
Capstone Copper Corp., 6.75%, 03/31/33 (Canada)(1)	770,000	774,624
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36 (Chile)	330,000	343,589
Fortescue Treasury Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	50,000	50,148
INEOS Finance PLC, 7.50%, 04/15/29 (Luxembourg)(1)	430,000	422,561
Maxam Prill Sarl, 7.75%, 07/15/30 (Luxembourg)(1)	415,000	427,582
Samarco Mineracao SA, 9.50%, 06/30/31, (4% cash / 9% PIK) (Brazil)(1)(8)	104,280	104,880
Smurfit Kappa Treasury Ulc, 5.44%, 04/03/34 (Ireland)	425,000	424,166
Trekor Metals Ltd., 8.25%, 05/01/30 (Canada)(1)	300,000	312,116
Trivium Packaging Finance BV, 12.25%, 01/15/31 (Netherlands)(1)	165,000	182,687
Total Materials		3,164,479
Utilities – 0.4%
Capital Power US Holdings, Inc., 6.19%, 06/01/35 (Canada)(1)	415,000	420,218
Electricite de France SA, 6.90%, 05/23/53 (France)(1)	675,000	699,652
ENEL Finance International NV, 7.50%, 10/14/32 (Italy)(1)	200,000	222,124
ENEL Finance International NV, 5.50%, 06/26/34 (Italy)(1)	110,000	109,639
Eskom Holdings SOC Ltd., 8.45%, 08/10/28 (South Africa)(1)	188,000	197,400
Total Utilities		1,649,033
Total Foreign Bonds
(Cost $100,503,524)		101,918,010
MORTGAGE BACKED SECURITIES - 22.1%
Agency Mortgage Backed Security - 10.9%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	80,159	82,064
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/53	1,714,554	1,710,768
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	379,845	386,358

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Agency Mortgage Backed Security (continued)

Federal Home Loan Mortgage Corporation, 6.00%, 07/01/53	$694,705	$706,445
Federal Home Loan Mortgage Corporation, 4.50%, 08/01/53	761,389	723,667
Federal Home Loan Mortgage Corporation, 6.00%, 08/01/53	736,892	749,283
Federal Home Loan Mortgage Corporation, 5.00%, 12/01/53	2,755,436	2,671,261
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/54	2,079,763	2,106,751
Federal Home Loan Mortgage Corporation, 6.00%, 12/01/54	2,164,011	2,191,698
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/55	2,930,915	2,908,427
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/55	2,570,135	2,547,087
Federal Home Loan Mortgage Corporation, 5.00%, 01/01/55	5,550,833	5,366,849
Federal Home Loan Mortgage Corporation, 5.00%, 03/01/55	2,112,261	2,042,905
Federal Home Loan Mortgage Corporation, 5.50%, 10/01/55	2,100,295	2,082,125
Federal Home Loan Mortgage Corporation, 4.50%, 03/01/56	2,362,720	2,222,728
Federal National Mortgage Association, 3.50%, 05/01/49	19,156	17,210
Federal National Mortgage Association, 3.00%, 05/01/51	4,427,987	3,788,702
Federal National Mortgage Association, 4.50%, 11/01/52	330,344	312,208
Federal National Mortgage Association, 5.00%, 11/01/52	334,196	325,119
Federal National Mortgage Association, 4.00%, 03/01/53	1,073,371	981,427
Federal National Mortgage Association, 6.00%, 04/01/53	377,040	383,996
Federal National Mortgage Association, 5.50%, 07/01/53	199,498	198,647
Federal National Mortgage Association, 4.50%, 08/01/53	1,191,183	1,126,283
Federal National Mortgage Association, 6.00%, 10/01/53	1,515,357	1,544,568
Federal National Mortgage Association, 6.00%, 08/01/54	1,465,519	1,485,124
Federal National Mortgage Association, 6.00%, 01/01/55	1,751,679	1,775,592
Federal National Mortgage Association, 4.00%, 03/01/55	2,526,499	2,318,086
Federal National Mortgage Association, 5.50%, 07/01/55	2,777,791	2,752,846
Federal National Mortgage Association, 5.00%, 08/01/55	4,041,766	3,904,621
Total Agency Mortgage Backed Security		49,412,845
Commercial Mortgage Backed Securities - 3.6%
ALA Trust, Class A, Series 2025-OANA, 5.42%, (1-Month SOFR + 1.74%), 06/15/40(1)(2)	990,000	995,122
Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)

BBCMS Trust, Class A, Series 2018-CBM, 4.97%, (1-Month SOFR + 1.30%), 07/15/37(1)(2)	$805,000	$789,905
Bx Commercial Mortgage Trust, Class A, Series 2024-XL5, 5.07%, (1-Month SOFR + 1.39%), 03/15/41(1)(2)	397,115	398,050
BX Trust, Class C, Series 2025-ROIC, 5.22%, (1-Month SOFR + 1.54%), 03/15/30(1)(2)	636,210	635,087
BX Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	370,000	349,025
BX Trust, Class D, Series 2019-OC11, 3.94%, 12/09/41(1)(2)(9)	595,000	560,559
Cent City, Class A, Series 2025-CITY, 4.92%, 07/10/40(1)(2)(9)	1,190,000	1,179,767
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	87,346	72,625
Fashion Show Mall LLC, Class A, Series 2024-SHOW, 5.10%, 10/10/41(1)(2)(9)	945,000	943,403
Fontainebleau Miami Beach Mortgage Trust, Class A, Series 2024-FBLU, 5.13%, (1-Month SOFR + 1.45%), 12/15/39(1)(2)	350,000	350,815
Houston Galleria Mall Trust, Class A, Series 2025-HGLR, 5.46%, 02/05/45(1)(2)(9)	850,000	852,790
Hudson Yards Mortgage Trust, Class A, Series 2026-10HY, 5.09%, 12/10/39(1)(2)(9)	1,200,000	1,192,116
Hudson Yards Mortgage Trust, Class A, Series 2025-SPRL, 5.47%, 01/13/40(1)(2)(9)	900,000	909,798
J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2024-OMNI, 5.80%, 10/05/39(1)(2)(9)	440,000	442,253
MIRA Trust, Class A, Series 2023-MILE, 6.75%, 06/10/38(1)	270,000	274,831
Mssg Trust, Class A, Series 2017-237P, 3.40%, 09/13/39(1)	901,000	861,348
New York Commercial Mortgage Trust, Class A, Series 2025-300P, 4.88%, 07/13/42(1)(2)(9)	1,000,000	983,542
New York Commercial Mortgage Trust, Class A, Series 2025-299P, 5.66%, 02/10/47(1)(2)(9)	790,000	803,952
Nomura Commercial Asset Depositor Co. LLC, Class A, Series 2026-CGCTR, 5.48%, (1-Month SOFR + 1.80%), 04/15/41(1)(2)	1,050,000	1,052,368
RFR Trust, Class A, Series 2025-SGRM, 5.38%, 03/11/41(1)(2)(9)	875,000	876,048
Ride, Class C, Series 2025-SHRE, 6.12%, 02/14/47(1)(2)(9)	600,000	601,248
Rock Trust, Class C, Series 2024-CNTR, 6.47%, 11/13/41(1)	420,000	428,236
Rock Trust, Class A, Series 2024-CNTR, 5.39%, 11/13/41(1)	455,000	457,583
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(2)(9)	633,588	634,301

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)

Total Commercial Mortgage Backed Securities		$16,644,772
Residential Mortgage Backed Securities - 7.6%
A&D Mortgage Trust, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(6)	96,586	96,352
A&D Mortgage Trust, Class A1, Series 2025-NQM2, 5.79%, 06/25/70(1)(2)(9)	343,252	344,629
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(6)	33,130	31,830
AMSR Trust, Class D, Series 2021-SFR3, 2.18%, 10/17/38(1)	100,000	99,238
Angel Oak Mortgage Trust, Class A1, Series 2023-1, 4.75%, 09/26/67(1)(6)	742,643	741,373
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(2)(9)	43,969	42,845
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(2)(9)	373,021	361,676
Arroyo Mortgage Trust, Class A3, Series 2020-1, 3.33%, 03/25/55(1)	810,000	746,055
CIM Trust, Class A1, Series 2022-R2, 3.75%, 12/25/61(1)(2)(9)	179,008	167,162
Citigroup Mortgage Loan Trust, Class A2, Series 2025-INV1, 6.00%, 01/25/55(1)(2)(9)	308,328	309,812
Colt Mortgage Loan Trust, Class A1, Series 2024-5, 5.12%, 08/25/69(1)(6)	321,339	319,807
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES2, 5.50%, 06/25/60(1)(6)	298,669	298,590
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES3, 4.84%, 09/25/60(1)(6)	672,029	662,436
CSMC Trust, Class A1, Series 2017-RPL1, 2.75%, 07/25/57(1)(2)(9)	686,921	674,168
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(9)	413,337	369,858
Deephaven Residential Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(9)	52,806	48,493
Deephaven Residential Mortgage Trust, Class A1, Series 2026-INV3, 5.47%, 06/25/71(1)(2)(9)	671,339	670,200
Ellington Financial Mortgage Trust, Class A1, Series 2025-NQM2, 5.60%, 06/25/70(1)(2)(9)	395,460	395,842
Federal Home Loan Mortgage Corporation, 5.50%, 07/01/53	916,759	913,741
FS, Class A, Series 2026-ORL, 5.03%, (1-Month SOFR + 1.35%), 02/15/41(1)(2)	1,150,000	1,152,626
GCAT Trust, Class A1, Series 2020-NQM1, 3.25%, 01/25/60(1)(6)	47,231	46,933
Government National Mortgage Association, Class JA, Series 2025-125, 5.00%, 11/16/50(2)(9)	1,203,245	1,196,550
IRV Trust, Class B, Series 2025-200P, 5.44%, 03/14/47(1)(2)(9)	810,000	793,612
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(2)(9)	212,976	213,413
Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)

J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES2, 5.59%, 06/25/55(1)(2)(9)	$333,236	$333,783
J.P. Morgan Mortgage Trust, Class A3, Series 2024-NQM1, 5.95%, 02/25/64(1)(6)	181,708	181,748
J.P. Morgan Mortgage Trust, Class A1, Series 2026-ACES1, 4.89%, 04/25/66(1)(2)(9)	1,010,859	995,913
J.P. Morgan Mortgage Trust, Class A1, Series 2025-NQM5, 4.88%, 05/25/66(1)(2)(9)	404,180	399,682
J.P. Morgan Seasoned Mortgage Trust, Class A4, Series 2024-1, 4.35%, 01/25/63(1)(2)(9)	301,268	289,994
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(9)	150,771	149,213
MFA Trust, Class A1, Series 2024-NQM2, 5.27%, 08/25/69(1)(6)	245,554	244,763
MFA Trust, Class A1, Series 2025-NQM5, 5.19%, 11/25/70(1)(2)(9)	1,138,969	1,128,278
Mill City Mortgage Loan Trust, Class A1, Series 2019-GS2, 2.75%, 08/25/59(1)(2)(9)	207,437	202,488
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56(1)(2)(9)	513,052	480,221
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(9)	299,312	286,444
New Residential Mortgage Loan Trust, Class A1, Series 2024-NQM3, 5.47%, 11/25/64(1)(6)	191,516	191,195
New Residential Mortgage Loan Trust, Class A1, Series 2026-NQM3, 4.83%, 02/25/66(1)(2)(9)	514,669	507,201
New York Mortgage Trust, Class A1, Series 2024-CP1, 3.75%, 02/25/68(1)(2)(9)	230,073	211,051
NYMT Loan Trust, Class A1, Series 2026-INV2, 5.48%, 04/25/61(1)(2)(9)	918,651	916,931
OBX Trust, Class A1, Series 2024-HYB1, 3.68%, 03/25/53(1)(2)(9)	617,368	621,258
OBX Trust, Class A1A, Series 2026-HYB1, 3.41%, 02/25/55(1)(2)(9)	853,386	833,688
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(6)	230,609	230,083
OBX Trust, Class A1A, Series 2026-R3, 5.73%, 07/25/63(1)(6)	1,355,000	1,357,873
OBX Trust, Class A1, Series 2023-NQM9, 7.16%, 10/25/63(1)(6)	445,559	446,299
OBX Trust, Class A1, Series 2024-NQM3, 6.13%, 12/25/63(1)(6)	79,853	80,063
OBX Trust, Class A1, Series 2024-NQM9, 6.03%, 01/25/64(1)(6)	312,133	313,334
OBX Trust, Class A1, Series 2024-NQM16, 5.53%, 10/25/64(1)(6)	717,528	718,964
PMT Loan Trust, Class A3, Series 2025-INV3, 5.50%, 03/25/56(1)(2)(9)	1,004,266	990,247
PMT Loan Trust, Class A7, Series 2025-INV7, 6.00%, 06/25/56(1)(2)(9)	558,954	558,311

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)

PMT Loan Trust, Class A2, Series 2024-INV1, 6.00%, 10/25/59(1)(2)(9)	$496,786	$499,773
PMT Loan Trust, Class A1, Series 2024-INV2, 6.00%, 12/25/59(1)(2)(9)	237,816	239,555
PRET LLC, Class A1, Series 2026-NPL3, 4.97%, 02/25/56(1)(6)	716,841	709,389
Pretium Mortgage Credit Partners, Class A1, Series 2024-RPL1, 3.90%, 10/25/63(1)(2)(9)	831,823	786,266
PRKCM Trust, Class A1, Series 2026-AFC3, 5.38%, 05/01/61(1)(2)(4)(9)	840,907	836,660
PRPM Trust, Class A1, Series 2026-R1, 5.00%, 01/25/68(1)(2)(9)	790,000	777,880
RCKT Mortgage Trust, Class A1A, Series 2023-CES1, 6.52%, 06/25/43(1)(2)(9)	85,695	85,593
RCKT Mortgage Trust, Class A1A, Series 2024-CES1, 6.03%, 02/25/44(1)(2)(9)	135,612	135,988
RCKT Mortgage Trust, Class A1A, Series 2025-CES5, 5.69%, 05/25/55(1)(6)	326,982	327,835
RCO X Mortgage LLC, Class A1, Series 2026-1, 5.54%, 03/25/31(1)(6)	869,484	867,466
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.48%, 06/25/43(2)(9)	32,578	31,679
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(9)	24,604	23,761
Towd Point Mortgage Trust, Class A2, Series 2017-4, 3.00%, 06/25/57(1)(2)(9)	1,425,000	1,355,391
Towd Point Mortgage Trust, Class A2, Series 2017-6, 3.00%, 10/25/57(1)(2)(9)	655,000	631,079
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(2)(9)	100,000	91,083
Towd Point Mortgage Trust, Class A2, Series 2019-2, 3.75%, 12/25/58(1)(2)(9)	1,165,000	1,043,596
Towd Point Mortgage Trust, Class A2, Series 2021-1, 2.75%, 11/25/61(1)(2)(9)	100,000	86,313
Towd Point Mortgage Trust, Class A1A, Series 2025-CES4, 5.09%, 10/25/65(1)(6)	697,041	690,273
VCAT LLC, Class A1, Series 2026-NPL2, 5.06%, 02/25/56(1)(6)	692,321	687,998
VCAT LLC, Class A1, Series 2026-NPL3, 5.57%, 05/25/56(1)(6)	582,817	582,493
Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(6)	202,837	203,418
Verus Securitization Trust, Class A1, Series 2025-7, 5.13%, 08/25/70(1)(6)	283,755	283,074
Visio Trust, Class A2, Series 2022-1, 6.85%, 08/25/57(1)(6)	53,467	53,403
Total Residential Mortgage Backed Securities		34,396,232
Total Mortgage Backed Securities
(Cost $101,596,245)		100,453,849
ASSET BACKED SECURITIES – 9.0%
ACHV ABS Trust, Class A, Series 2024-1PL, 5.90%, 04/25/31(1)	4,896	4,903
Aligned Data Centers Issuer LLC, Class A2I, Series 2026-1A, 5.91%, 06/15/56(1)	435,000	434,086
Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)

American Credit Acceptance Receivables Trust, Class C, Series 2024-1, 5.63%, 01/14/30(1)	$15,386	$15,400
American Credit Acceptance Receivables Trust, Class C, Series 2024-4, 4.91%, 08/12/31(1)	523,785	524,534
American Credit Acceptance Receivables Trust, Class D, Series 2025-2, 5.50%, 07/14/31(1)	920,000	926,691
Amur Equipment Finance Receivables XV LLC, Class D, Series 2025-1A, 5.68%, 08/20/32(1)	745,000	747,206
Applebee’s Funding LLC / IHOP Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	549,000	552,985
Aqua Finance Issuer Trust, Class A, Series 2025-A, 5.25%, 12/19/50(1)	383,454	382,646
Aqua Finance Trust, Class B, Series 2024-A, 5.06%, 04/18/50(1)	520,000	511,333
Arivo Acceptance Auto Loan Receivables Trust, Class A2, Series 2025-1A, 4.92%, 05/15/29(1)	511,296	512,224
Arivo Acceptance Auto Loan Receivables Trust, Class B, Series 2024-1A, 6.87%, 06/17/30(1)	228,000	230,089
Auxilior Term Funding, Class B, Series 2024-1A, 5.69%, 07/15/31(1)	360,000	364,083
Auxilior Term Funding LLC, Class C, Series 2026-1A, 5.75%, 08/15/36(1)	960,000	961,404
Avis Budget Rental Car Funding Aesop LLC, Class D, Series 2024-2A, 7.43%, 10/20/28(1)	914,000	925,089
Bojangles Issuer LLC, Class A2, Series 2024-1A, 6.58%, 11/20/54(1)	456,550	456,915
Bridgecrest Lending Auto Securitization Trust, Class C, Series 2025-1, 5.15%, 12/17/29	520,000	522,346
Business Jet Securities LLC, Class A, Series 2024-2A, 5.36%, 09/15/39(1)	262,202	261,289
Carvana Auto Receivables Trust, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	151,482	152,164
Commercial Equipment Finance LLC, Class A, Series 2025-1A, 4.83%, 05/15/31(1)	521,426	520,846
Credit Acceptance Auto Loan Trust, Class A, Series 2024-1A, 5.68%, 03/15/34(1)	93,676	93,948
Dext ABS LLC, Class A2, Series 2023-1, 5.99%, 03/15/32(1)	3,256	3,259
Drive Auto Receivables Trust, Class C, Series 2024-1, 5.43%, 11/17/31	300,000	302,535
DT Auto Owner Trust, Class D, Series 2023-1A, 6.44%, 11/15/28(1)	126,844	127,850
Exeter Automobile Receivables Trust, Class B, Series 2024-5A, 4.48%, 04/16/29	202,877	203,016
Exeter Automobile Receivables Trust, Class D, Series 2026-3A, 5.44%, 10/15/32	1,000,000	998,023
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	2,456	2,458
Finbe USA Trust, Class B, Series 2025-1A, 6.60%, 12/16/30(1)	675,000	667,200
First Help Financial LLC, Class C, Series 2024-3A, 5.43%, 03/17/31(1)	570,000	547,319
Five Guys Holdings, Inc., Class A2, Series 2023-1A, 7.55%, 01/26/54(1)	832,325	843,477

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)

Flagship Credit Auto Trust, Class D, Series 2023-1, 6.46%, 05/15/29(1)	$510,000	$502,831
Foundation Finance Trust, Class A, Series 2024-2A, 4.60%, 03/15/50(1)	204,107	201,850
GLS Auto Receivables Issuer Trust, Class C, Series 2024-2A, 6.03%, 02/15/30(1)	245,000	247,221
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	18,363	18,432
GLS Auto Receivables Issuer Trust, Class D, Series 2025-1A, 5.61%, 11/15/30(1)	900,000	909,444
Hardee’s Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	1,466,250	1,498,233
Hilton Grand Vacations Trust, Class A, Series 2024-2A, 5.50%, 03/25/38(1)	166,587	168,346
Hinnt, Class A, Series 2024-A, 5.49%, 03/15/43(1)	307,205	310,965
HINNT LLC, Class B, Series 2025-B, 4.75%, 05/15/45(1)	356,487	352,156
Jack in the Box Funding LLC, Class A2, Series 2026-1A, 7.62%, 05/25/56(1)	920,000	918,679
Jersey Mike’s Funding LLC, Class A2, Series 2024-1A, 5.64%, 02/15/55(1)	533,250	533,967
Jersey Mike’s Funding LLC, Class A2I, Series 2026-1A, 4.95%, 02/15/56(1)	558,600	547,511
LAD Auto Receivables Trust, Class D, Series 2023-2A, 6.30%, 02/15/31(1)	135,000	135,948
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	17,661	17,793
Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	68,925	69,232
Lendbuzz Securitization Trust, Class B, Series 2024-3A, 5.03%, 11/15/30(1)	437,000	435,758
Libra Solutions LLC, Class A, Series 2024-1A, 5.88%, 09/30/38(1)	360,000	356,447
Lobel Automobile Receivables Trust, Class B, Series 2026-1, 5.53%, 04/16/29(1)	1,060,000	1,060,553
MAPS Trust, Class A, Series 2026-1A, 5.20%, 01/15/51(1)	963,634	946,095
Mariner Finance Issuance, Class A, Series 2025-AA, 4.98%, 05/20/38(1)	780,000	779,169
Metronet Infrastructure Issuer LLC, Class A2, Series 2025-2A, 5.40%, 08/20/55(1)	560,000	559,750
MMP Capital LLC, Class B, Series 2025-A, 5.72%, 12/15/31(1)	835,000	836,865
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	4,972	4,976
Mpower Education Trust, Class A, Series 2025-A, 6.62%, 07/21/42(1)	366,841	369,877
MVW LLC, Class A, Series 2024-1A, 5.32%, 02/20/43(1)	92,383	93,315
MVW LLC, Class B, Series 2021-1WA, 1.44%, 01/22/41(1)	205,959	201,216
NMEF Funding LLC, Class C, Series 2026-A, 4.71%, 02/15/34(1)	955,000	941,410
Octane Receivables Trust, Class A, Series 2025-RVM1, 4.48%, 12/20/46(1)	639,536	635,893
Octane Receivables Trust, Class A2, Series 2025-1A, 4.25%, 02/20/31(1)	692,779	691,761
OneMain Direct Auto Receivables Trust, Class C, Series 2022-1A, 5.31%, 06/14/29(1)	355,000	355,445
Peac Solutions Receivables, Class B, Series 2024-1A, 5.79%, 11/20/30(1)	270,000	273,658
Security Description	Principal	Value
Value ASSET BACKED SECURITIES (continued)

Planet Fitness Master Issuer LLC, Class A2I, Series 2024-1A, 5.77%, 06/05/54(1)	$560,025	$562,755
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	85,619	86,640
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(9)	407,305	408,552
RCKT Mortgage Trust, Class A1A, Series 2024-CES3, 6.59%, 05/25/44(1)(2)(9)	483,288	486,365
RCKT Trust, Class C, Series 2025-1A, 5.16%, 07/25/34(1)	840,000	838,524
Reach ABS Trust, Class B, Series 2024-2A, 5.84%, 07/15/31(1)	297,177	298,542
Scalelogix Abs US Issuer LLC, Class A2, Series 2025-1A, 5.67%, 07/25/55(1)	700,000	678,872
Sotheby’s Artfi Master Trust, Class A1, Series 2026-1A, 4.80%, 06/20/33(1)	925,000	920,053
Star Trust, Class A, Series 2025-SFR5, 5.13%, (1-Month SOFR + 1.45%), 02/17/42(1)(2)	339,552	339,307
Subway Funding LLC, Class A2II, Series 2024-1A, 6.27%, 07/30/54(1)	982,500	988,742
Switch ABS Issuer LLC, Class A2, Series 2024-2A, 5.44%, 06/25/54(1)	700,000	693,395
Switch ABS Issuer LLC, Class A2, Series 2025-1A, 5.04%, 03/25/55(1)	500,000	485,014
Taco Bell Funding LLC, Class A2I, Series 2025-1A, 4.82%, 08/25/55(1)	755,000	741,179
Tesla Sustainable Energy Business Trust, Class A, Series 2026-1A, 5.31%, 05/20/52(1)	997,220	992,770
Trafigura Securitisation Finance PLC, Class A2, Series 2024-1A, 5.98%, 11/15/27(1)	635,000	639,903
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	315,200	316,358
United Auto Credit Securitization Trust, Class D, Series 2022-2, 6.84%, 01/10/28(1)	43,023	43,059
Upgrade Master Pass-Through Trust, Class A, Series 2025-ST4, 5.50%, 08/16/32(1)	381,275	381,635
Upx Hil Issuer Trust, Class A, Series 2025-1, 5.16%, 01/25/47(1)	295,437	293,592
US Bank NA, Class C, Series 2026-RVM1, 5.60%, 12/25/46(1)	706,079	696,847
Usq Rail III LLC, Class A, Series 2024-1A, 4.99%, 09/28/54(1)	360,262	351,410
Westlake Automobile Receivables Trust, Class B, Series 2024-1A, 5.55%, 11/15/27(1)	8,454	8,457
Westlake Automobile Receivables Trust, Class C, Series 2025-2A, 4.85%, 01/15/31(1)	700,000	700,286
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	1,235,950	1,178,872
Total Asset Backed Securities
(Cost $41,014,950)		40,901,243
TERM LOANS – 8.7%
Aerospace - 0.1%
PAC Aviation International, Inc., 6.98%, (3-Month SOFR + 3.25%), 10/28/30(2)	338,300	338,352

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Basic Materials - 0.3%
Bond US Bidco 1, Inc., 7.24%, (1-Month SOFR + 3.50%), 06/29/33(2)	$85,000	$85,478
Bond US Bidco 1, Inc., 7.24%, (1-Month SOFR + 3.50%), 06/29/33(2)	80,000	80,450
INEOS US Finance LLC, 6.73%, (1-Month SOFR + 3.00%), 02/07/31(2)	219,442	205,042
INEOS US Finance LLC, 8.73%, (1-Month SOFR + 5.00%), 06/25/32(2)	415,000	385,950
Lummus Technology Holdings V LLC, 6.23%, (3-Month SOFR + 2.50%), 12/31/29(2)	359,833	357,883
Nouryon Finance BV, 7.17%, (1-Month SOFR + 3.50%), 07/08/31(2)	51,425	51,498
Nouryon Finance BV, 7.23%, (3-Month SOFR + 3.50%), 07/08/31(2)	208,074	208,368
USALCO LLC, 7.23%, (1-Month SOFR + 3.50%), 09/30/31(2)	198,995	199,323
Total Basic Materials		1,573,992
Communication Services - 0.3%
Century DE Buyer LLC, 6.82%, (1-Month SOFR + 3.00%), 10/30/30(2)	393,149	393,302
CMG Media Corp., 7.33%, (3-Month SOFR + 3.60%), 06/18/29(2)	232,122	215,961
Cogeco Communications USA II LP, 6.98%, (1-Month SOFR + 3.25%), 09/18/30(2)	186,114	149,170
McGraw-Hill Education, Inc., 6.23%, (3-Month SOFR + 2.75%), 08/06/31(2)	156,149	156,431
Numericable US LLC, 7.87%, (3-Month SOFR + 4.13%), 05/01/28(2)	182,843	183,529
Univision Communications, Inc., 7.35%, (1-Month SOFR + 3.50%), 01/31/29(2)	225,201	223,934
Total Communication Services		1,322,327
Communications - 0.8%
CNT Holdings I Corp., 6.07%, (3-Month SOFR + 2.25%), 11/08/32(2)	261,417	262,277
Delta Topco, Inc., 6.40%, (3-Month SOFR + 2.75%), 11/30/29(2)	213,911	205,307
Directv Financing LLC, 8.32%, (3-Month SOFR + 4.50%), 08/02/29(2)	247,738	249,561
Discovery Global Holdings, Inc., 6.23%, (1-Month SOFR + 2.50%), 06/03/33(2)	112,788	113,012
Eagle Broadband Investments LLC, 6.99%, (1-Month SOFR + 3.26%), 11/12/27(2)	361,660	252,904
Galileo Parent, Inc., 8.12%, (3-Month SOFR + 4.50%), 03/03/33(2)	370,000	372,048
Gray Media, Inc., 6.76%, (3-Month SOFR + 3.00%), 12/01/28(2)	183,544	184,595
Neptune Bidco US, Inc., 8.86%, (3-Month SOFR + 5.10%), 02/03/33(2)	365,000	363,383
Proofpoint, Inc, 6.73%, (3-Month SOFR + 3.00%), 08/31/28(2)	260,204	256,017
Proofpoint, Inc., 8.14%, (1-Month SOFR + 0.00%), 08/30/30	455,000	447,679
QTS Thunder Managing Issuer LLC, 6.03%, (3-Month SOFR + 2.25%), 07/22/33(2)	205,000	202,438
Sinclair Television Group, Inc., 7.98%, (3-Month SOFR + 4.25%), 12/31/30(2)	223,872	194,979
Sweetwater Borrower LLC, 7.73%, (1-Month SOFR + 4.00%), 02/11/33(2)	102,572	103,085
Viasat, Inc., 8.29%, (3-Month SOFR + 4.61%), 03/02/29(2)	215,014	216,895
Security Description	Principal	Value
TERM LOANS (continued)

Communications (continued)

Total Communications		$3,424,180
Consumer Discretionary - 0.5%
BIFM CA Buyer, Inc., 6.98%, (1-Month SOFR + 3.25%), 05/31/28(2)	167,525	168,415
Catawba Nation Gaming Authority, 8.57%, (3-Month SOFR + 4.75%), 03/29/32(2)	355,000	356,953
ECL Entertainment LLC, 6.73%, (1-Month SOFR + 3.00%), 08/30/30(2)	216,911	217,623
Harbor Freight Tools USA, Inc., 5.98%, (1-Month SOFR + 2.25%), 06/11/31(2)	211,563	211,626
Hunter Douglas, Inc., 6.73%, (1-Month SOFR + 3.00%), 01/17/32(2)	293,759	294,157
KUEHG Corp., 6.48%, (1-Month SOFR + 2.75%), 06/12/30(2)	270,950	256,678
Mavis Tire Express Services Topco Corp., 6.67%, (1-Month SOFR + 3.00%), 05/04/28(2)	202,438	202,329
Motion Finco Sarl, 7.23%, (3-Month SOFR + 3.50%), 11/12/29(2)	151,743	125,567
TruGreen LP, 7.77%, (6-Month SOFR + 4.10%), 11/02/27(2)	235,083	222,153
Wand NewCo 3, Inc., 6.23%, (3-Month SOFR + 2.50%), 01/30/31(2)	293,904	294,935
Total Consumer Discretionary		2,350,436
Consumer, Cyclical - 0.9%
ADI Global Distribution Funding LLC, 6.46%, (1-Month SOFR + 0.00%), 06/17/33(2)	35,000	35,088
AI Aqua Merger Sub, Inc., 6.15%, (1-Month SOFR + 2.50%), 07/04/33(2)	220,000	220,306
American Airlines, Inc., 5.94%, (6-Month SOFR + 2.25%), 02/15/28(2)	305,000	303,312
AS Mileage Plan IP Ltd., 5.73%, (3-Month SOFR + 2.00%), 05/12/33(2)	219,450	219,245
Beach Acquisition Bidco LLC, 6.48%, (1-Month SOFR + 2.75%), 09/13/32(2)	268,652	270,238
EG America LLC, 6.92%, (3-Month SOFR + 3.25%), 02/10/31(2)	570,000	573,027
EOC Borrower LLC, 6.48%, (1-Month SOFR + 2.50%), 03/24/32(2)	282,150	283,384
Gaia Purchaser, Inc., 7.64%, (1-Month SOFR + 0.00%), 06/25/33(2)	150,000	150,000
LBM Acquisition LLC, 7.57%, (1-Month SOFR + 3.85%), 06/06/31(2)	228,832	183,956
Petco Health & Wellness Co, Inc., 7.98%, (3-Month SOFR + 4.25%), 02/03/31(2)	214,463	214,257
Pioneer Opco LLC, 7.00%, (1-Month SOFR + 3.25%), 05/16/33(2)	100,000	100,706
Protective Industrial Products, Inc., 7.42%, (3-Month SOFR + 3.75%), 05/21/32(2)	238,800	239,447
QXO Building Products, Inc., 5.73%, (1-Month SOFR + 2.00%), 07/01/33(2)	130,000	129,935
Restoration Hardware, Inc., 67.00%, (1-Month SOFR + 0.00%), 10/20/28(2)	134,647	131,729
TKO Worldwide Holdings LLC, 5.41%, (3-Month SOFR + 1.75%), 11/21/31(2)	138,603	138,524
TRQ Sales LLC, 6.98%, (3-Month SOFR + 3.25%), 12/30/32(2)	159,600	159,001
Vista Management Holding, Inc., 7.48%, (3-Month SOFR + 3.75%), 04/01/31(2)	149,295	149,777

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Consumer, Cyclical (continued)

White Cap Supply Holdings LLC, 7.23%, (1-Month SOFR + 3.50%), 02/10/33(2)	$255,000	$254,787
Windsor Holdings III LLC, 6.48%, (1-Month SOFR + 2.75%), 08/01/30(2)	214,456	215,179
Total Consumer, Cyclical		3,971,898
Consumer, Non-cyclical - 2.1%
Aggreko Holdings, Inc., 6.63%, (1-Month SOFR + 3.00%), 05/21/31(2)	360,263	362,424
Agiliti Health, Inc., 6.75%, (3-Month SOFR + 3.00%), 05/01/30(2)	135,358	131,523
Amneal Pharmaceuticals LLC, 6.73%, (1-Month SOFR + 3.00%), 08/02/32(2)	168,726	169,490
Argent Finco LLC, 6.23%, (3-Month SOFR + 2.50%), 11/12/32(2)	170,000	171,009
Argent Finco LLC, 6.23%, (3-Month SOFR + 2.50%), 11/12/32(2)	60,000	60,356
Aspire Bakeries Holdings LLC, 6.75%, (1-Month SOFR + 3.00%), 12/23/30(2)	292,218	294,287
Bausch + Lomb Corp., 7.48%, (1-Month SOFR + 3.75%), 01/15/31(2)	128,665	129,244
Bella Holding Co. LLC, 6.98%, (1-Month SOFR + 3.25%), 06/16/33(2)	145,000	145,046
CHG Healthcare Services, Inc., 6.82%, (3-Month SOFR + 3.00%), 09/29/31(2)	169,575	169,628
Cimpress USA, Inc., 6.23%, (1-Month SOFR + 2.50%), 06/03/33(2)	135,873	136,382
Cimpress USA, Inc., 6.23%, (1-Month SOFR + 2.50%), 06/03/33(2)	145,000	145,544
Cimpress USA, Inc., 6.23%, (1-Month SOFR + 2.50%), 06/03/33(2)	128,465	128,947
CompoSecure Holdings LLC, 5.92%, (3-Month SOFR + 2.25%), 01/14/33(2)	115,000	114,811
Dechra Finance US LLC, 6.70%, (6-Month SOFR + 2.75%), 01/27/32(2)	227,704	228,594
Del Monte Foods Corp II Inc, 0.00%, (SOFR + 0.00%), 06/01/27(2)(4)	16,369	2,455
Del Monte Foods Corp. II, Inc., 8.01%, (3-Month SOFR + 0.00%), 08/02/28(2)(4)(7)	31,434	1,257
Del Monte Foods Corp. II, Inc., 8.48%, (3-Month SOFR + 0.00%), 08/02/28(2)(4)(7)	72,377	1,538
Del Monte Foods Corp. II, Inc., 11.76%, (3-Month SOFR + 0.00%), 08/02/28(2)(7)	13,808	6,973
Endo Finance Holdings LP, 7.48%, (3-Month SOFR + 3.75%), 04/23/31(2)	29,475	29,554
Ensemble RCM LLC, 6.82%, (3-Month SOFR + 3.00%), 02/09/33(2)	190,000	189,525
Flora Food Management US Corp., 7.89%, (1-Month SOFR + 0.00%), 09/30/31(2)	219,450	213,336
Fugue Finance LLC, 5.92%, (3-Month SOFR + 2.25%), 01/09/32(2)	367,081	366,935
Garda World Security Corp., 6.51%, (3-Month SOFR + 2.75%), 02/01/29(2)	518,377	519,025
Genmab A/S, 5.73%, (3-Month SOFR + 2.00%), 12/13/32(2)	71,250	71,278
Global Medical Response, Inc., 6.92%, (1-Month SOFR + 3.25%), 10/01/32(2)	246,452	247,737
Grifols International Services USA, Inc., 6.19%, (6-Month SOFR + 2.50%), 04/14/33(2)	498,750	500,336
Heartland Dental LLC, 7.23%, (1-Month SOFR + 3.50%), 08/25/32(2)	139,647	140,008
Security Description	Principal	Value
TERM LOANS (continued)

Consumer, Non-cyclical (continued)

Hopper Merger Sub, Inc., 5.99%, (3-Month SOFR + 2.25%), 04/07/33(2)	$255,000	$251,078
ION Platform Finance US, Inc., 7.48%, (3-Month SOFR + 3.75%), 10/07/32(2)	33,161	26,359
ION Platform Finance US, Inc., 7.48%, (3-Month SOFR + 3.75%), 10/07/32(2)	186,289	148,074
LifePoint Health, Inc., 7.50%, (1-Month SOFR + 3.75%), 05/16/31(2)	236,187	225,854
Lumexa Imaging, Inc., 6.23%, (3-Month SOFR + 2.50%), 12/17/32(2)	129,675	130,256
Mavis Tire Express Services Topco Corp., 6.92%, (3-Month SOFR + 3.25%), 05/06/33(2)	335,000	334,812
McKesson Medical-Surgical Top Holdings, Inc., 5.98%, (3-Month SOFR + 2.25%), 06/09/32(2)	70,000	70,153
Mendel US Holding LLC, 6.39%, (1-Month SOFR + 2.75%), 11/08/30(2)	74,124	74,484
Modivcare Buyer LLC, 8.73%, (3-Month SOFR + 5.00%), 12/02/30(2)	13,951	11,905
Nourish Buyer I, Inc., 7.76%, (3-Month SOFR + 4.00%), 07/09/32(2)	84,788	85,477
OMNIA Partners LLC, 6.42%, (3-Month SOFR + 2.75%), 12/31/32(2)	78,606	78,901
PAREXEL International Corp., 6.23%, (1-Month SOFR + 2.50%), 12/12/31(2)	89,550	89,812
Pegasus Bidco BV, 6.17%, (1-Month SOFR + 2.50%), 07/12/32(2)	245,000	245,735
Phoenix Guarantor, Inc., 5.73%, (1-Month SOFR + 2.00%), 02/21/31(2)	220,000	220,343
Prime Security Services Borrower LLC, 5.66%, (1-Month SOFR + 2.00%), 10/13/30(2)	220,000	219,746
Pye-Barker Fire & Safety LLC, 6.23%, (SOFR + 0.00%), 12/16/32(10)	24,700	24,817
Pye-Barker Fire & Safety LLC, 6.23%, (3-Month SOFR + 2.50%), 12/16/32(2)	165,300	166,080
Radiology Partners, Inc., 8.23%, (1-Month SOFR + 4.50%), 06/30/32(2)	253,088	254,021
Red SPV LLC, 5.97%, (1-Month SOFR + 2.25%), 03/15/32(2)	232,650	233,232
Shift4 Payments LLC, 5.73%, (3-Month SOFR + 2.00%), 07/03/32(2)	220,000	219,864
Snacking Investments US LLC, 6.32%, (3-Month SOFR + 2.50%), 10/29/32(2)	244,199	245,013
Southern Veterinary Partners LLC, 6.16%, (1-Month SOFR + 2.50%), 12/04/31(2)	271,450	271,912
Syneos Health US, Inc., 7.14%, (1-Month SOFR + 0.00%), 09/27/30(2)	174,651	175,499
TMF Sapphire Bidco BV, 6.98%, (3-Month SOFR + 3.25%), 05/30/33(2)	349,342	351,800
TreeHouse Foods, Inc., 7.98%, (1-Month SOFR + 4.25%), 02/11/33(2)	310,000	311,392
Upstream Newco, Inc., 8.24%, (1-Month SOFR + 0.00%), 11/20/29(2)	213,439	198,331
Vital Bidco AB, 7.14%, (1-Month SOFR + 0.00%), 07/22/33(2)	190,000	188,615
Total Consumer, Non-cyclical		9,530,807
Energy - 0.4%
AL GCX Fund VIII Holdings LLC, 5.67%, (1-Month SOFR + 2.00%), 01/30/32(2)	173,342	173,385

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Energy (continued)

Birdsboro Power LLC, 7.50%, (3-Month SOFR + 3.75%), 06/24/33(2)	$145,000	$145,998
Blackfin Pipeline LLC, 6.75%, (3-Month SOFR + 0.00%), 09/29/32(2)	287,825	288,665
Colossus Acquireco LLC, 5.40%, (3-Month SOFR + 1.75%), 02/01/33(2)	440,000	438,869
Freeport LNG Investments LLLP, 6.98%, (3-Month SOFR + 3.25%), 02/11/33(2)	289,274	290,746
M6 ETX Holdings II Midco LLC, 6.23%, (1-Month SOFR + 2.50%), 04/01/32(2)	166,419	167,355
Traverse Midstream Partners LLC, 5.99%, (3-Month SOFR + 2.25%), 07/14/33(2)	220,000	220,193
WhiteWater Matterhorn Holdings LLC, 5.50%, (3-Month SOFR + 1.75%), 06/16/32(2)	220,000	218,547
Total Energy		1,943,758
Financials - 0.6%
ACI Rover Parent LLC, 5.98%, (3-Month SOFR + 2.25%), 06/09/33(2)	60,000	60,000
Acrisure LLC, 6.73%, (3-Month SOFR + 3.00%), 11/06/30(2)	230,514	211,612
Alliant Holdings Intermediate LLC, 6.23%, (1-Month SOFR + 2.50%), 09/19/31(2)	99,748	99,467
AmWINS Group, Inc., 5.64%, (1-Month SOFR + 0.00%), 01/30/32(2)	220,000	218,384
Ardonagh Group Finco Pty Ltd., 6.73%, (3-Month SOFR + 3.00%), 02/15/31(2)	9,354	9,243
Ardonagh Group Finco Pty Ltd., 6.83%, (1-Month SOFR + 3.00%), 02/15/31(2)	202,972	200,561
Broadstreet Partners Group LLC, 6.23%, (1-Month SOFR + 2.50%), 06/13/31(2)	329,681	324,709
Broadstreet Partners Group LLC, 6.23%, (1-Month SOFR + 2.50%), 06/13/31(2)	24,976	24,600
CRC Insurance Group LLC, 6.48%, (3-Month SOFR + 2.75%), 05/06/31(2)	515,000	507,919
Focus Financial Partners LLC, 6.23%, (1-Month SOFR + 2.50%), 09/15/31(2)	351,610	347,498
Hudson River Trading LLC, 6.17%, (1-Month SOFR + 0.00%), 03/18/30(2)	220,000	219,868
Jane Street Group LLC, 5.67%, (3-Month SOFR + 0.00%), 12/15/31(2)	220,000	219,391
NorthAB LLC, 6.23%, (3-Month SOFR + 2.50%), 11/24/28(2)	427,376	401,022
Total Financials		2,844,274
Industrials - 1.5%
AlixPartners LLP, 5.73%, (1-Month SOFR + 2.00%), 08/12/32(2)	203,975	203,529
Alliance Laundry Systems LLC, 5.73%, (1-Month SOFR + 2.00%), 08/19/31(2)	54,560	54,701
Alliance Laundry Systems LLC, 5.82%, (3-Month SOFR + 2.00%), 08/19/31(2)	161,040	161,457
Allied Universal Holdco LLC, 6.98%, (1-Month SOFR + 3.25%), 08/20/32(2)	267,975	269,008
Arcline FM Holdings LLC, 6.60%, (1-Month SOFR + 2.75%), 06/23/30(2)	243,713	244,810
Arcline FM Holdings LLC, 6.60%, (3-Month SOFR + 2.75%), 06/23/30(2)	120,000	120,540
Belden, Inc., 5.98%, (1-Month SOFR + 2.25%), 07/01/33(2)	70,000	70,437
Brown Group Holding LLC, 6.17%, (3-Month SOFR + 2.50%), 07/01/31(2)	22,864	22,946
Security Description	Principal	Value
TERM LOANS (continued)

Industrials (continued)

Brown Group Holding LLC, 6.23%, (1-Month SOFR + 2.50%), 07/01/31(2)	$16,514	$16,573
Brown Group Holding LLC, 6.32%, (3-Month SOFR + 2.50%), 07/01/31(2)	35,434	35,560
Chariot Buyer LLC, 6.48%, (1-Month SOFR + 2.75%), 09/08/32(2)	390,494	391,470
Clydesdale Acquisition Holdings, Inc., 6.91%, (1-Month SOFR + 3.18%), 04/13/29(2)	285,000	278,837
Columbus McKinnon Corp., 7.23%, (3-Month SOFR + 3.50%), 02/03/33(2)	118,871	119,292
DG Investment Intermediate Holdings 2, Inc., 6.98%, (1-Month SOFR + 0.00%), 07/09/32(2)	440,801	442,179
Dynamo US Bidco, Inc., 6.98%, (1-Month SOFR + 3.25%), 09/30/31(2)	68,782	66,718
EnergySolutions Holdco, Inc., 6.39%, (1-Month SOFR + 0.00%), 07/23/33(2)	210,000	210,656
ESCO Technologies, Inc., 5.46%, (1-Month SOFR + 0.00%), 05/27/33(2)	60,000	60,000
GFL ES US LLC, 6.16%, (3-Month SOFR + 2.50%), 03/03/32(2)	114,711	115,022
Graham Packaging Co, Inc., 5.98%, (1-Month SOFR + 2.25%), 01/26/33(2)	269,325	269,714
Green Infrastructure Partners, Inc., 6.48%, (3-Month SOFR + 2.75%), 09/24/32(2)	149,625	149,999
Innio Holding, Inc., 5.15%, (3-Month SOFR + 1.50%), 11/03/31(2)	8,327	8,285
Innio Holding, Inc., 5.15%, (1-Month SOFR + 1.50%), 11/03/31(2)	210,715	209,661
Innio Holding, Inc., 5.15%, (3-Month SOFR + 1.50%), 11/03/31(2)	259,758	258,460
Karman Holdings, Inc., 6.48%, (3-Month SOFR + 2.75%), 04/01/32(2)	258,700	259,832
Lsf12 Crown US Commercial Bidco LLC, 6.24%, (1-Month SOFR + 2.50%), 12/02/31(2)	223,259	223,933
OPENLANE, Inc., 6.15%, (3-Month SOFR + 2.50%), 10/08/32(2)	74,625	74,998
Rand Parent LLC, 6.73%, (1-Month SOFR + 3.00%), 03/18/30(2)	90,000	90,269
Rand Parent LLC, 6.73%, (3-Month SOFR + 0.00%), 03/18/30(2)	148,492	148,936
Resilience Parent LLC, 6.23%, (3-Month SOFR + 2.50%), 02/28/33(2)	175,000	174,964
Skyshield US Bidco Ltd., 6.37%, (3-Month SOFR + 2.50%), 06/02/33(2)	95,000	95,179
TK Elevator US Newco, Inc., 6.70%, (1-Month SOFR + 2.75%), 04/30/30(2)	207,388	208,460
TK Elevator US Newco, Inc., 6.70%, (6-Month SOFR + 2.75%), 04/30/30(2)	279,300	280,805
TransDigm, Inc., 6.23%, (1-Month SOFR + 2.50%), 02/13/33(2)	124,688	124,958
WEC US Holdings, Inc., 5.65%, (1-Month SOFR + 2.00%), 01/27/31(2)	975,977	975,953
White Cap Supply Holdings LLC, 6.98%, (3-Month SOFR + 3.25%), 10/19/29(2)	176,850	176,875
Worthington Steel, Inc., 7.73%, (1-Month SOFR + 4.00%), 06/01/33(2)	285,000	286,461
Total Industrials		6,901,477

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Information Technology - 0.1%
Ascend Learning LLC, 6.73%, (3-Month SOFR + 3.00%), 12/11/28(2)	$181,098	$179,274
Gainwell Acquisition Corp., 7.83%, (3-Month SOFR + 4.10%), 10/01/27(2)	416,901	414,034
Total Information Technology		593,308
Materials - 0.1%
INEOS US Finance LLC, 6.98%, (1-Month SOFR + 3.25%), 02/19/30(2)	286,224	272,003
Magnera Corp., 8.07%, (3-Month SOFR + 4.25%), 11/04/31(2)	247,351	246,193
Total Materials		518,196
Technology - 0.9%
Applied Systems, Inc., 5.98%, (3-Month SOFR + 2.25%), 02/24/31(2)	335,729	330,588
Applied Systems, Inc., 8.23%, (3-Month SOFR + 4.50%), 02/23/32(2)	10,000	9,880
AthenaHealth Group, Inc., 6.97%, (1-Month SOFR + 0.00%), 02/17/32(2)	80,000	79,558
Central Parent LLC, 6.98%, (1-Month SOFR + 0.00%), 07/06/29(2)	253,413	125,916
Cloud Software Group LLC, 6.98%, (3-Month SOFR + 3.25%), 03/21/31(2)	948	862
Cloud Software Group LLC, 6.98%, (1-Month SOFR + 3.25%), 03/21/31(2)	375,210	341,180
ConnectWise LLC, 7.49%, (1-Month SOFR + 3.76%), 09/29/28(2)	131,251	123,634
CoreWeave Financing DDTL V LLC, 0.00%, (SOFR + 0.00%), 11/15/31(10)	440,000	440,275
Cotiviti, Inc., 6.40%, (3-Month SOFR + 2.75%), 05/01/31(2)	205,728	193,538
Epicor Software Corp., 6.48%, (1-Month SOFR + 2.75%), 05/30/31(2)	189,038	180,817
Finastra USA, Inc., 7.75%, (6-Month SOFR + 4.00%), 09/15/32(2)	204,488	196,756
Genesys Cloud Services, Inc., 6.23%, (3-Month SOFR + 2.50%), 01/30/32(2)	267,710	258,648
Javelin Buyer, Inc., 6.57%, (3-Month SOFR + 2.75%), 12/05/31(2)	218,894	208,703
OAK-Eagle Acquireco, Inc., 7.16%, (1-Month SOFR + 0.00%), 03/24/33(2)	400,000	402,926
Playtika Holding Corp., 6.60%, (1-Month SOFR + 2.86%), 03/13/28(2)	301,815	296,300
PointClickCare Technologies, Inc., 6.57%, (3-Month SOFR + 2.75%), 11/03/31(2)	107,000	106,615
Project Ruby Ultimate Parent Corp., 6.60%, (3-Month SOFR + 2.86%), 03/10/28(2)	315,747	315,859
RealPage, Inc., 6.99%, (3-Month SOFR + 3.26%), 04/24/28(2)	193,982	186,024
Rocket Software, Inc., 7.48%, (1-Month SOFR + 3.75%), 11/28/28(2)	185,973	179,523
UKG, Inc., 6.07%, (3-Month SOFR + 2.25%), 02/10/31(2)	165,513	159,130
Total Technology		4,136,732
Utilities - 0.1%
Pathfinder Power LLC, 5.64%, (1-Month SOFR + 0.00%), 06/22/33(2)	30,000	29,977
Potomac Energy Center LLC, 6.57%, (3-Month SOFR + 2.75%), 08/05/32(2)	217,920	218,328
Total Utilities		248,305
Total Term Loans
Security Description	Principal	Value
TERM LOANS (continued)

Utilities (continued)

(Cost $40,234,399)		$39,698,042
Total Term Loans
(Cost $40,234,399)		39,698,042
U.S. GOVERNMENT SECURITIES – 5.6%
U.S. Treasury Bond
4.63%, 02/15/55	7,810,000	7,064,999
4.75%, 05/15/55	1,125,000	1,038,801
U.S. Treasury Note
4.00%, 07/31/29	5,995,000	5,939,265
4.25%, 01/31/30	4,280,000	4,263,281
4.50%, 11/15/33	1,895,000	1,885,451
4.00%, 02/15/34	1,040,000	1,000,533
4.13%, 02/15/36	4,390,000	4,196,566
Total U.S. Government Securities
(Cost $26,159,213)		25,388,896
EXCHANGE TRADED FUNDS - 0.9%
Debt Funds - 0.9%
iShares iBoxx USD High Yield Corporate Bond ETF	12,928	1,027,518
SPDR Bloomberg Barclays High Yield Bond ETF	30,537	2,921,780
Total Debt Funds		3,949,298
Total Exchange Traded Funds
(Cost $3,926,739)		3,949,298
PREFERRED STOCKS - 0.2%
Basic Materials - 0.0%(11)
Albemarle Corp., 7.25%
	1,600	79,648

Communications - 0.0%(11)
Alphabet, Inc., Series A, 6.25%	2,323	116,522
Alphabet, Inc., Series B, 6.25%	923	46,334
Total Communications		162,856

Consmer, Non-Cyclical - 0.0%(11)
BrightSpring Health Services, Inc., 6.75%
	304	60,642

Financials - 0.1%
Ares Management Corp., Series B, 6.75%	1,100	45,232
Bank of America Corp., Series L, 7.25%	67	86,423
KKR & Co., Inc., Series D, 6.25%	1,250	54,238
Wells Fargo & Co., Series L, 7.50%	98	116,193
Total Financials		302,086
Industrials - 0.1%
Boeing Co., 6.00%
	3,150	210,451

Real Estate - 0.0%(11)
EPR Properties, Series C, 5.75%
	2,725	74,747

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Security Description	Principal	Value
PREFERRED STOCKS (continued)

Technology - 0.0%(11)
Hewlett Packard Enterprise Co., 7.63%	1,300	$161,889

Total Preferred Stocks
(Cost $1,028,591)		1,052,319
COMMON STOCKS - 0.1%
Communication Services - 0.1%
Altice France SA*	6,745	131,389
Consumer Discretionary - –%
West Marine (Rising Tide)*(4)	38	—
Health Care - 0.0%(11)
Lannett Co., Inc.(4)	277	465
Modivcare Buyer LLC*(4)	2,671	15,276
Total Health Care		15,741
Industrials - 0.0%(11)
Kleopatra Finco Sarl (Luxembourg)*(4)	36,594	76,759
Total Common Stocks
(Cost $156,443)		223,889

TOTAL INVESTMENTS - 97.1%
(Cost $443,734,347)		441,359,402
Other Assets in Excess of Liabilities - 2.9%		13,229,266
Net Assets - 100.0%		$454,588,668

†	Principal disclosed in USD unless otherwise stated.
*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2026, the aggregate value of these securities was $208,514,691, or 45.9% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2026.
(3)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Perpetual security with no contractual maturity date.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2026.
(7)	Security in default, no interest payments are being received.
(8)	Payment in-kind security, which may pay interest/dividends in additional par/shares and/or in cash.
(9)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(10)	The loan will settle after July 31, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(11)	Amount rounds to less than 0.05%.

Abbreviations:

CMT — Constant Maturity Treasury Index

EMTN — Euro Medium Term Note

ETF — Exchange Traded Fund

MTN — Medium Term Note

SOFR — Secured Overnight Financing Rate

USD —  United States Dollar

Currency Abbreviations
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
USD	United States Dollar
ZAR	South African Rand

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$127,771,508	$ 2,348 (1)	$127,773,856
Foreign Bonds	—	101,918,010	—	101,918,010
Mortgage Backed Securities	—	99,675,969	777,880	100,453,849
Asset Backed Securities	—	40,901,243	—	40,901,243
Term Loans	—	39,692,792	5,250	39,698,042
U.S. Government Securities	—	25,388,896	—	25,388,896
Exchange Traded Funds	3,949,298	—	—	3,949,298
Preferred Stocks	1,052,319	—	—	1,052,319
Common Stocks	131,389	—	92,500 (1)	223,889
Total	$5,133,006	$435,348,418	$877,978	$441,359,402

(1) Includes internally fair valued securities currently priced at zero ($0).

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended July 31, 2026.